Fidelity®

Investment Grade Bond

Fund

Semiannual Report

October 31, 2000

(2_fidelity_logos)

Contents

President's Message	3	Ned Johnson on investing strategies.
Performance	4	How the fund has done over time.
Fund Talk	7	The manager's review of fund performance, strategy and outlook.
Investment Changes	10	A summary of major shifts in the fund's investments over the past six months.
Investments	11	A complete list of the fund's investments with their market values.
Financial Statements	23	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	27	Notes to the financial statements.

To reduce expenses, only one copy of most financial reports and prospectuses may be mailed to households, even if more than one person in the household has an account in the fund. Call Fidelity at 1-800-544-8544 if you need additional copies of financial reports or prospectuses. If you do not want the mailing of these documents to be combined with those for other members of your household, contact Fidelity in writing at P.O. Box 5000, Cincinnati, OH 45273-8692.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

A sixth-straight year of double-digit positive returns for the Dow Jones Industrial Average, NASDAQ and S&P 500® could be in jeopardy unless the U.S. stock market shows marked improvement in the final two months of 2000. Through October, all three indexes had negative year-to-date returns. On the other hand, most fixed-income sectors were solidly in the black. Treasuries and other long-term government securities led the way, returning nearly 14%.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance.

Cumulative Total Returns

Periods ended October 31, 2000	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity Investment Grade Bond	5.26%	6.80%	31.88%	118.24%
LB Aggregate Bond	5.80%	7.30%	35.94%	115.51%
Intermediate Investment Grade Debt Funds Average	4.82%	5.84%	29.74%	107.58%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Aggregate Bond Index - a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of one year or more. To measure how the fund's performance stacked up against its peers, you can compare it to the intermediate investment grade debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 302 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended October 31, 2000	Past 1 year	Past 5 years	Past 10 years
Fidelity Investment Grade Bond	6.80%	5.69%	8.12%
LB Aggregate Bond	7.30%	6.33%	7.98%
Intermediate Investment Grade Debt Funds Average	5.84%	5.34%	7.55%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

Semiannual Report

Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Investment Grade Bond Fund on October 31, 1990. As the chart shows, by October 31, 2000, the value of the investment would have grown to $21,824 - a 118.24% increase on the initial investment. For comparison, look at how the Lehman Brothers Aggregate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $21,551 - a 115.51% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Performance - continued

Total Return Components

	Six months ended October 31,	Years ended April 30,
	2000	2000	1999	1998	1997	1996
Dividend returns	3.36%	6.09%	5.85%	6.55%	6.70%	6.77%
Capital returns	1.90%	-5.38%	-0.27%	3.99%	-0.28%	0.85%
Total returns	5.26%	0.71%	5.58%	10.54%	6.42%	7.62%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

Dividends and Yield

Periods ended October 31, 2000	Past 1 month	Past 6 months	Past 1 year
Dividends per share	3.82¢	22.65¢	44.64¢
Annualized dividend rate	6.42%	6.48%	6.45%
30-day annualized yield	6.61%	-	-

Dividends per share show the income paid by the fund for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $7.01 over the past one month, $6.93 over the past six months and $6.92 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

Strong technical factors in the market helped most investment-grade bonds overcome unusually volatile market conditions, enabling them to handily outperform most major U.S. equity indexes during the six-month period that ended October 31, 2000. The Lehman Brothers Aggregate Bond Index - a popular measure of taxable-bond performance - returned 5.80% during this time frame. Treasuries continued their hot streak from the beginning of 2000 thanks to a swelling federal surplus and the U.S. government's decision to buy back increasingly larger amounts of outstanding long-term debt. Anticipation that the Fed was finished raising interest rates following a half-point hike in May, combined with persistent flights-to-safety from risk-averse investors concerned about volatility in equity markets, further bolstered the long bond, helping the Lehman Brothers Treasury Index return 5.50% during the period. Mortgage and agency securities rallied back from their period lows in May to post formidable six-month returns. Discount mortgages were boosted by higher-than-normal prepayment activity supported by a strong housing market. Agencies staged a comeback behind reduced political risk surrounding government-sponsored enterprises. During the past six months, the Lehman Brothers Mortgage-Backed Securities and U.S. Agency indexes returned 6.24% and 6.08%, respectively. The corporate sector was the worst-performing segment of the market, plagued by deteriorating credit conditions and growing supply pressures. The Lehman Brothers Credit Bond Index posted a 5.37% return during the six-month period.

(Portfolio Manager photograph)
An interview with Kevin Grant, Portfolio Manager of Fidelity Investment Grade Bond Fund

Q. How did the fund perform, Kevin?

A. For the six months that ended October 31, 2000, the fund returned 5.26%, outpacing the intermediate investment grade debt funds average tracked by Lipper Inc., which returned 4.82%. The Lehman Brothers Aggregate Bond Index returned 5.80% during this same time frame. For the 12 months that ended October 31, 2000, the fund returned 6.80%, while the Lipper average and Lehman Brothers index returned 5.84% and 7.30%, respectively.

Q. What factors had the most influence on fund performance?

A. The fund's underexposure to agencies hurt, as these securities rebounded nicely during the period after struggling in the spring under a political cloud in Washington that threatened to strip Fannie Mae and Freddie Mac of their implicit government backing. Clearly, owning more agencies would have been a positive for the fund, but I felt there were better opportunities elsewhere. On the plus side, the fund's positioning in Treasuries helped us gain ground on the index. Treasuries led the market during the first half of 2000, spurred by the U.S. government's decision to repurchase outstanding debt as a result of the growing federal surplus. Even though we were underweighted relative to the index at this time, we managed to narrow the performance gap by way of security selection. We benefited by positioning the fund ahead of the buybacks in long-term Treasuries and callable Treasuries. This was an effective strategy for us.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What other strategies worked?

A. Anticipating interest rates rising further earlier in the year, I reduced the fund's overweighting in corporates, particularly its long-standing emphasis on banks - a posture that worked out well for us in the past - because I felt that it would be extremely difficult for these securities to outperform in a more difficult credit environment. This strategy paid off as the market proceeded to punish the group during the spring and early fall. Overall, I became much more defensive in terms of our corporate holdings, reducing our risk exposure through increased diversification. Although we weren't immune to a handful of issues that imploded during the period, the fact that we owned smaller positions than the index - even avoiding some entirely - helped limit our downside. Despite the fact that most corporates lagged the rest of the market, tactical allocations into various subsectors, such as energy, aided relative performance. The fund benefited from buying bonds from high-quality issuers when oil was trading at around $11 per barrel, which offered a tremendous value opportunity, and selling some of them as oil eclipsed the $30 plateau. Owning Yankee bonds - dollar-denominated securities issued by foreign entities - at the expense of banks also helped. Moreover, by investing in other defensive issues, including commercial mortgage-backed securities, we were able to further diversify the portfolio while providing the fund with some additional yield. In hindsight, I wish I had sold all of our credit risk earlier in the year. I trimmed positions as prudently as possible, but I wanted to maintain some sort of yield in the fund. Still, we maintained an edge over our Lipper peers by holding fewer long-term, lower-quality corporate bonds, which underperformed all sectors of the investment-grade market during the period.

Q. How did the fund's mortgage holdings fare?

A. We were rewarded for our emphasis on seasoned discount bonds - mortgages created in 1996 and 1997 - which benefited from strong housing turnover fueled by a robust economy. A red-hot housing market meant higher-than-normal prepayment activity, which resulted in a steady windfall for us as we got prepaid at par, or face value, while market prices were at discounts.

Q. What's your outlook?

A. I feel that investment-grade bonds should continue to produce reasonably attractive absolute returns in the coming months. I think there's a lot of value in non-Treasury markets, especially in the corporate segment where prices haven't been this low in over a decade. By historical standards, investors are currently paid handsomely for taking on additional risk. Since it seems like it will be tougher to make money on Treasuries going forward, I plan to maintain an overweighting in corporate bonds - focusing on the more defensive sectors and adding to the fund's positions while valuations appear attractive.

Semiannual Report

Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: high current income by investing mainly in investment-grade securities

Fund number: 026

Trading symbol: FBNDX

Start date: August 6, 1971

Size: as of October 31, 2000, more than $2.3 billion

Manager: Kevin Grant, since 1997; manager, several Fidelity investment-grade taxable bond funds; joined Fidelity in 1993

3

Kevin Grant on the importance of diversification in today's market:

"Diversification has been an important theme for me for quite some time now. The idea is that it's a very tough environment for corporations these days, and it's become increasingly difficult to predict random credit events that besiege companies. The only way, I feel, to truly protect yourself from negative event risk is through diversification.

"It's important to note that diversification works differently for bonds than it does for stocks. Concentrated stock portfolios can work because stocks are capable of doubling, tripling or even rising tenfold. When this happens, it can cover up a lot of duds, or issues that go to zero. However, it's not that easy for bonds, which don't have the luxury of growing in price exponentially. So, if a company gets into trouble, bondholders are left holding the bag. On the other hand, if things work out well, investors are limited to the yield on the bond and, if they're fortunate, a bit of price appreciation to go along with it.

"As a money manager, I want the advantages of owning corporate bonds without being heavily exposed to a small number of issuers. The only way to do that is to own a lot of names. By leveraging the research strength and trading capabilities of Fidelity, we're able to do just that, which gives us the opportunity to succeed."

Semiannual Report

Investment Changes

Quality Diversification as of October 31, 2000
(Moody's Ratings)	% of fund's investments	% of fund's investments 6 months ago
Aaa	58.0	61.1
Aa	2.1	1.9
A	10.7	10.5
Baa	17.4	20.0
Ba and Below	0.1	0.9
Table excludes short-term investments. Where Moody's ratings are not available, we have used S&P ® ratings.
Average Years to Maturity as of October 31, 2000
6 months ago
Years	9.5	8.8
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of October 31, 2000
6 months ago
Years	4.7	5.1

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of October 31, 2000 *		As of April 30, 2000 **
	Corporate Bonds 27.1%		Corporate Bonds 29.7%
	U.S. Government and Government Agency Obligations 55.4%		U.S. Government and Government Agency Obligations 58.6%
	Asset-Backed Securities 2.9%		Asset-Backed Securities 3.0%
	CMOs and Other Mortgage Related Securities 3.6%		CMOs and Other Mortgage Related Securities 2.0%
	Other Investments 1.9%		Other Investments 2.7%
	Short-Term Investments and Net Other Assets 9.1%		Short-Term Investments and Net Other Assets 4.0%
* Foreign investments	7.5%	** Foreign investments	8.9%

Semiannual Report

Investments October 31, 2000

(Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 27.1%
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
BASIC INDUSTRIES - 0.1%
Paper & Forest Products - 0.1%
Fort James Corp. 6.625% 9/15/04	Baa2	$ 1,060	$ 1,010
CONSTRUCTION & REAL ESTATE - 2.0%
Real Estate - 0.3%
Cabot Industrial Property LP 7.125% 5/1/04	Baa2	4,005	3,889
Duke Realty LP 7.3% 6/30/03	Baa1	4,000	3,976
			7,865
Real Estate Investment Trusts - 1.7%
CenterPoint Properties Trust 6.75% 4/1/05	Baa2	2,490	2,366
Equity Office Properties Trust:
6.5% 1/15/04	Baa1	7,290	7,068
6.625% 2/15/05	Baa1	7,250	6,996
6.75% 2/15/08	Baa1	5,560	5,178
ProLogis Trust 6.7% 4/15/04	Baa1	1,715	1,663
Spieker Properties LP:
6.75% 1/15/08	Baa2	15,000	14,001
6.8% 5/1/04	Baa2	2,195	2,135
			39,407
TOTAL CONSTRUCTION & REAL ESTATE			47,272
DURABLES - 0.1%
Autos, Tires, & Accessories - 0.1%
Daimler-Chrysler North America Holding Corp. 8% 6/15/10	A1	2,300	2,336
ENERGY - 2.1%
Oil & Gas - 2.1%
Anadarko Petroleum Corp.:
7% 11/15/27	Baa1	4,815	4,376
7.2% 3/15/29	Baa1	7,580	7,131
Apache Corp.:
7.625% 7/1/19	Baa1	2,055	2,040
7.7% 3/15/26	Baa1	1,600	1,580
Apache Finance Property Ltd. 6.5% 12/15/07	Baa1	800	762
Duke Energy Field Services LLC 7.875% 8/16/10	Baa2	8,000	8,165
Oryx Energy Co. 8.125% 10/15/05	Baa1	4,285	4,461
Petro-Canada 7% 11/15/28	A3	3,850	3,475
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
ENERGY - continued
Oil & Gas - continued
Ras Laffan Liquid Natural Gas Co. Ltd. yankee 8.294% 3/15/14 (c)	Baa3	$ 6,400	$ 6,130
Tosco Corp. 8.125% 2/15/30	Baa2	9,800	9,953
			48,073
FINANCE - 11.7%
Banks - 4.9%
ABN-Amro Bank NV, Chicago 6.625% 10/31/01	A1	3,000	2,988
Banc One Corp. 7.25% 8/1/02	A1	2,000	2,006
Bank of Montreal 6.1% 9/15/05	A1	4,000	3,810
Bank One Capital III 8.75% 9/1/30	Aa3	4,200	4,101
Bank One Corp. 7.875% 8/1/10	A1	11,700	11,773
BankBoston Corp. 6.625% 2/1/04	A3	4,000	3,922
Barclays Bank PLC yankee:
5.95% 7/15/01	A1	10,100	10,041
8.55% 9/29/49 (b)(c)	Aa2	7,985	8,039
Capital One Bank 6.375% 2/15/03	Baa2	4,550	4,415
Capital One Financial Corp. 7.125% 8/1/08	Baa3	5,490	5,211
First Tennessee National Corp. 6.75% 11/15/05	A3	1,650	1,608
FleetBoston Financial Corp. 7.25% 9/15/05	A2	5,790	5,803
HSBC Finance Nederland BV 7.4% 4/15/03 (c)	A1	750	757
Kansallis-Osake-Pankki (NY Branch) yankee 10% 5/1/02	A1	1,780	1,848
Korea Development Bank:
6.625% 11/21/03	Baa2	4,975	4,772
7.125% 4/22/04	Baa2	725	705
7.375% 9/17/04	Baa2	3,985	3,892
MBNA Corp.:
6.34% 6/2/03	Baa2	1,800	1,738
6.875% 11/15/02	Baa2	8,300	8,269
National Westminster Bank PLC yankee 7.375% 10/1/09	Aa3	2,935	2,890
Providian National Bank 6.75% 3/15/02	Baa3	4,000	3,947
Royal Bank of Scotland Group PLC 9.118% 3/31/49	A1	3,750	3,906
Summit Bancorp 8.625% 12/10/02	A3	5,500	5,640
Union Planters Corp. 6.75% 11/1/05	Baa2	3,000	2,887
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
FINANCE - continued
Banks - continued
Union Planters National Bank 6.81% 8/20/01	A3	$ 4,000	$ 3,996
Zions Bancorp 8.625% 10/15/02	Baa1	5,000	5,105
			114,069
Credit & Other Finance - 6.1%
Abbey National Capital Trust I 8.963% 12/29/49 (d)	Aa3	2,850	2,839
Associates Corp. of North America:
6% 4/15/03	A1	5,500	5,379
6% 7/15/05	A1	9,500	9,103
Bell Atlantic Financial Service, Inc. 7.6% 3/15/07	A1	3,200	3,262
CIT Group, Inc. 5.5% 2/15/04	A1	2,240	2,105
Citigroup, Inc. 7.25% 10/1/10	Aa3	9,900	9,822
Daimler-Chrysler NA Holding Corp. 6.59% 6/18/02	A1	1,250	1,242
ERP Operating LP:
6.55% 11/15/01	A3	1,900	1,885
7.1% 6/23/04	A3	4,000	3,953
First Security Capital I 8.41% 12/15/26	A3	1,400	1,283
Ford Motor Credit Co. 7.875% 6/15/10	A2	6,550	6,568
General Motors Acceptance Corp.:
7.5% 7/15/05	A2	3,000	3,027
7.625% 6/15/04	A2	6,800	6,909
7.75% 1/19/10	A2	4,600	4,617
GS Escrow Corp. 7.125% 8/1/05	Ba1	2,005	1,839
Household Finance Corp. 8% 5/9/05	A2	6,800	6,954
HSBC Capital Funding LP:
9.547% 12/31/49 (b)(c)	A1	8,400	8,837
10.176% 12/31/49 (b)(c)	A1	3,120	3,414
Newcourt Credit Group, Inc. 6.875% 2/16/05	A1	4,330	4,183
Qwest Capital Funding, Inc.:
7.75% 8/15/06 (c)	Baa1	4,500	4,563
7.9% 8/15/10 (c)	Baa1	3,700	3,754
Sprint Capital Corp.:
5.7% 11/15/03	Baa1	4,800	4,593
5.875% 5/1/04	Baa1	4,405	4,193
6.875% 11/15/28	Baa1	10,005	8,173
Trizec Finance Ltd. yankee 10.875% 10/15/05	Baa3	2,445	2,469
TXU Eastern Funding 6.75% 5/15/09	Baa1	3,980	3,583
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
FINANCE - continued
Credit & Other Finance - continued
U.S. West Capital Funding, Inc.:
6.5% 11/15/18	Baa1	$ 3,355	$ 2,927
6.875% 7/15/28	Baa1	2,450	2,152
UBS Preferred Funding Trust 1 8.622% 12/29/49	Aa2	5,400	5,454
Unicredito Italiano Capital Trust II yankee 9.2% 10/29/49 (b)(c)	A1	2,400	2,385
Unilever Capital Corp. 6.875% 11/1/05	A1	10,000	9,947
			141,414
Insurance - 0.3%
Executive Risk Capital Trust 8.675% 2/1/27	Baa3	7,500	7,134
Savings & Loans - 0.3%
H.F. Ahmanson & Co. 7.875% 9/1/04	Baa1	2,600	2,625
Long Island Savings Bank FSB 6.2% 4/2/01	Baa3	3,550	3,526
			6,151
Securities Industry - 0.1%
Amvescap PLC yankee 6.6% 5/15/05	A2	3,000	2,867
TOTAL FINANCE			271,635
INDUSTRIAL MACHINERY & EQUIPMENT - 0.2%
Tyco International Group SA yankee 6.875% 1/15/29	Baa1	6,000	5,232
MEDIA & LEISURE - 3.0%
Broadcasting - 1.8%
British Sky Broadcasting Group PLC 8.2% 7/15/09	Baa3	10,750	9,953
Continental Cablevision, Inc. 8.3% 5/15/06	A2	3,190	3,267
Hearst-Argyle Television, Inc. 7% 1/15/18	Baa3	4,800	4,148
TCI Communications, Inc. 9.8% 2/1/12	A2	8,355	9,251
TCI Communications Financing III 9.65% 3/31/27	A3	4,500	4,786
Time Warner, Inc. 9.125% 1/15/13	Baa3	2,000	2,242
USA Networks, Inc./USANi LLC 6.75% 11/15/05	Baa3	7,500	7,307
			40,954
Publishing - 1.2%
News America Holdings, Inc. 8% 10/17/16	Baa3	1,000	950
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
MEDIA & LEISURE - continued
Publishing - continued
News America, Inc.:
7.125% 4/8/28	Baa3	$ 7,901	$ 6,562
7.3% 4/30/28	Baa3	5,235	4,442
Time Warner Entertainment Co. LP:
8.375% 7/15/33	Baa2	7,300	7,600
9.625% 5/1/02	Baa2	8,000	8,295
			27,849
TOTAL MEDIA & LEISURE			68,803
NONDURABLES - 0.7%
Beverages - 0.2%
Seagram JE & Sons, Inc. 6.625% 12/15/05	Baa3	5,130	5,165
Foods - 0.3%
ConAgra Foods, Inc. 7.125% 10/1/26	Baa1	5,790	5,548
Tobacco - 0.2%
RJ Reynolds Tobacco Holdings, Inc. 7.375% 5/15/03	Baa2	5,500	5,205
TOTAL NONDURABLES			15,918
RETAIL & WHOLESALE - 0.3%
General Merchandise Stores - 0.3%
Federated Department Stores, Inc. 8.5% 6/15/03	Baa1	7,945	7,889
TECHNOLOGY - 0.9%
Computers & Office Equipment - 0.9%
Comdisco, Inc.:
5.95% 4/30/02	Baa2	6,000	4,380
6.375% 11/30/01	Baa2	16,000	12,640
7.25% 9/1/02	Baa2	4,300	3,139
			20,159
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
TRANSPORTATION - 1.0%
Air Transportation - 0.1%
Continental Airlines, Inc. pass thru trust certificates:
7.434% 3/15/06	Baa1	$ 1,735	$ 1,702
7.73% 9/15/12	Baa1	639	624
			2,326
Railroads - 0.9%
Burlington Northern Santa Fe Corp. 6.53% 7/15/37	Baa2	10,000	9,825
Norfolk Southern Corp. 7.05% 5/1/37	Baa1	9,930	9,864
			19,689
TOTAL TRANSPORTATION			22,015
UTILITIES - 5.0%
Electric Utility - 1.9%
Avon Energy Partners Holdings:
6.46% 3/4/08 (c)	Baa2	7,200	6,495
7.05% 12/11/07 (c)	Baa2	8,000	7,485
Dominion Resources, Inc.:
7.6% 7/15/03	Baa1	2,900	2,938
8.125% 6/15/10	Baa1	1,535	1,583
DR Investments UK PLC yankee 7.1% 5/15/02 (c)	A2	8,000	7,959
Illinois Power Co. 7.5% 6/15/09	Baa1	5,000	4,949
Israel Electric Corp. Ltd.:
7.75% 12/15/27 (c)	A3	10,790	9,173
yankee 7.25% 12/15/06 (c)	A3	2,000	1,871
Texas Utilities Co. 6.375% 1/1/08	Baa3	1,010	919
			43,372
Gas - 0.4%
CMS Panhandle Holding Co. 6.125% 3/15/04	Baa3	4,100	3,868
Reliant Energy Resources Corp. 8.125% 7/15/05 (c)	Baa1	3,000	3,036
Sempra Energy 7.95% 3/1/10	A2	2,115	2,134
			9,038
Telephone Services - 2.7%
Cable & Wireless Optus Ltd.:
8% 6/22/10 (c)	Baa1	2,400	2,478
8.125% 6/15/09 (c)	Baa1	11,000	11,418
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
UTILITIES - continued
Telephone Services - continued
Deutsche Telekom International Finance BV 8.25% 6/15/30	A2	$ 2,690	$ 2,745
Telecomunicaciones de Puerto Rico, Inc. 6.65% 5/15/06	Baa2	5,395	5,127
Telefonica Europe BV 8.25% 9/15/30	A2	4,050	4,170
Teleglobe Canada, Inc.:
7.2% 7/20/09	Baa1	9,844	9,435
7.7% 7/20/29	Baa1	7,223	6,815
WorldCom, Inc.:
6.95% 8/15/28	A3	12,560	11,038
7.75% 4/1/07	A3	1,750	1,771
8.875% 1/15/06	A3	8,854	9,136
			64,133
TOTAL UTILITIES			116,543
TOTAL NONCONVERTIBLE BONDS (Cost $645,707)			626,885
U.S. Government and Government Agency Obligations - 20.1%

U.S. Government Agency Obligations - 6.4%
Fannie Mae:
6.5% 4/29/09	Aaa	20,550	19,568
7% 7/15/05	Aaa	19,285	19,650
7.125% 6/15/10	Aaa	7,810	8,046
7.25% 1/15/10	Aaa	20,750	21,509
Federal Home Loan Bank 6.75% 2/1/02	Aaa	12,140	12,178
Financing Corp. - coupon STRIPS 0% 3/7/05	Aaa	11,375	8,586
Freddie Mac:
6.45% 4/29/09	Aaa	11,000	10,440
6.75% 3/15/31	Aaa	25,000	24,945
6.875% 1/15/05	Aaa	5,610	5,682
7% 7/15/05	Aaa	18,175	18,516
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			149,120
U.S. Treasury Obligations - 13.7%
U.S. Treasury Bonds:
6.125% 8/15/29	Aaa	97,760	101,242
U.S. Government and Government Agency Obligations - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Bonds: - continued
8% 11/15/21	Aaa	$ 37,390	$ 46,212
8.75% 5/15/17	Aaa	4,140	5,319
8.875% 8/15/17	Aaa	20,695	26,904
9.875% 11/15/15	Aaa	5,230	7,217
12% 8/15/13	Aaa	33,400	45,648
14% 11/15/11	Aaa	4,615	6,457
U.S. Treasury Notes:
5.625% 9/30/01	Aaa	15,100	15,003
6.5% 5/31/02	Aaa	37,080	37,300
7% 7/15/06	Aaa	4,850	5,113
U.S. Treasury Notes - Principal Strips 0% 5/15/02	Aaa	22,950	20,923
TOTAL U.S. TREASURY OBLIGATIONS			317,338
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $461,339)			466,458
U.S. Government Agency - Mortgage Securities - 35.3%

Fannie Mae - 30.5%
5.5% 2/1/11 to 5/1/14	Aaa	15,485	14,690
6% 3/1/11 to 2/1/29	Aaa	74,651	70,928
6.5% 8/1/25 to 11/1/28	Aaa	184,429	177,463
7% 7/1/22 to 2/1/30	Aaa	74,763	73,415
7.5% 6/1/25 to 11/1/30	Aaa	230,900	230,622
8% 3/1/24 to 10/1/30	Aaa	135,822	137,497
9.5% 1/1/17 to 2/1/25	Aaa	2,189	2,310
12.5% 7/1/11 to 7/1/15	Aaa	137	154
TOTAL FANNIE MAE			707,079
Freddie Mac - 2.2%
7.5% 11/1/30	Aaa	45,000	44,972
8.5% 9/1/22 to 9/1/27	Aaa	5,078	5,202
TOTAL FREDDIE MAC			50,174
Government National Mortgage Association - 2.6%
6% 10/15/08 to 5/15/09	Aaa	4,014	3,921
U.S. Government Agency - Mortgage Securities - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
Government National Mortgage Association - continued
6.5% 3/15/26 to 12/15/28	Aaa	$ 35,643	$ 34,406
7% 1/15/26 to 10/15/28	Aaa	391	386
7.5% 10/15/05 to 8/15/28	Aaa	19,801	19,907
8% 9/15/24 to 10/15/25	Aaa	675	686
9% 12/15/19 to 4/15/23	Aaa	35	36
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			59,342
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $824,801)			816,595
Asset-Backed Securities - 2.9%

American Express Credit Account Master Trust 6.1% 12/15/06	A1	4,600	4,488
Capita Equipment Receivables Trust 6.48% 10/15/06	Baa2	4,700	4,599
Discover Card Master Trust I 5.85% 11/16/04	A2	5,000	4,934
Ford Credit Auto Owner Trust:
6.2% 12/15/02	Aa2	4,050	4,014
6.4% 12/15/02	Aa2	2,370	2,358
7.03% 11/15/03	Aaa	1,119	1,128
JCPenney Master Credit Card Trust 5.5% 6/15/07	Aaa	18,000	17,370
Key Auto Finance Trust:
6.3% 10/15/03	A2	468	465
6.65% 10/15/03	Baa3	322	321
Premier Auto Trust 5.59% 2/9/04	Aaa	16,000	15,710
Sears Credit Account Master Trust II:
6.75% 9/16/09	Aaa	7,720	7,702
7.5% 11/15/07	A2	3,950	4,014
TOTAL ASSET-BACKED SECURITIES (Cost $68,063)			67,103
Collateralized Mortgage Obligations - 0.4%

U.S. Government Agency - 0.4%
Freddie Mac REMIC planned amortization class Series 1669 Class H, 6.5% 7/15/23 (Cost $9,787)	Aaa	10,122	9,660
Commercial Mortgage Securities - 3.2%
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
CS First Boston Mortgage Securities Corp.:
Series 1997-C2 Class D, 7.27% 1/17/35	Baa2	$ 5,740	$ 5,461
Series 1998-FL1:
Class D, 7.1188% 12/10/00 (c)(d)	Aa1	6,600	6,599
Class E, 7.4688% 1/10/13 (c)(d)	Baa1	12,080	12,294
Series 2000-C1 Class A2, 7.545% 4/15/62	AAA	3,700	3,793
DLJ Commercial Mortgage Corp. Series 2000-CF1 Class A1B, 7.62% 5/10/10	Aaa	10,000	10,303
Equitable Life Assurance Society of the United States Series 174:
Class B1, 7.33% 5/15/06 (c)	Aa2	3,400	3,434
Class C1, 7.52% 5/15/06 (c)	A2	3,500	3,511
GS Mortgage Securities Corp. II Series 1998-GLII Class E, 6.9698% 4/13/31 (c)(d)	Baa3	5,000	4,533
Nomura Asset Securities Corp. Series 1998-D6 Class A1C, 6.69% 3/17/28	Aaa	5,000	4,787
Prudential Securities Secured Financing Corp. Series 2000-C1 Class A2, 7.727% 2/15/10	Aaa	10,000	10,431
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 12/15/10 (c)	Aaa	9,000	8,859
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $73,495)			74,005
Foreign Government and Government Agency Obligations (e) - 1.4%

Korean Republic yankee 8.75% 4/15/03	Baa2	2,345	2,397
Quebec Province:
yankee:
7.125% 2/9/24	A2	810	789
7.5% 7/15/23	A2	2,810	2,855
7% 1/30/07	A2	5,000	4,988
7.5% 9/15/29	A2	9,420	9,550
United Mexican States:
8.5% 2/1/06	Baa3	4,025	4,013
9.875% 2/1/10	Baa3	7,860	8,155
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $33,136)			32,747
Supranational Obligations - 0.5%
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
Inter-American Development Bank yankee 6.29% 7/16/27 (Cost $11,925)	Aaa	$ 12,000	$ 11,704
Commercial Paper - 1.1%

British Telecom PLC 6.8525% 10/9/01 (c)(d) (Cost $24,954)	25,000	24,954
Cash Equivalents - 11.1%
	Maturity Amount (000s)
Investments in repurchase agreements (U.S. Government Obligations), in a joint trading account at 6.62%, dated 10/31/00 due 11/1/00 (Cost $256,484)	$ 256,531	256,484
		2,386,595
TOTAL INVESTMENT PORTFOLIO - 103.1% (Cost $2,409,691)		2,386,595
NET OTHER ASSETS - (3.1)%		(71,435)
NET ASSETS - 100%		$ 2,315,160
Legend
(a) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(b) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $151,978,000 or 6.6% of net assets.

(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	70.6%	AAA, AA, A	63.4%
Baa	17.4%	BBB	15.4%
Ba	0.1%	BB	1.3%
B	0.0%	B	0.0%
Caa	0.0%	CCC	0.0%
Ca, C	0.0%	CC, C	0.0%
		D	0.0%
Income Tax Information

At October 31, 2000, the aggregate cost of investment securities for income tax purposes was $2,409,765,000. Net unrealized depreciation aggregated $23,170,000, of which $16,078,000 related to appreciated investment securities and $39,248,000 related to depreciated investment securities.

At April 30, 2000, the fund had a capital loss carryforward of approximately $24,617,000 all of which will expire on April 30, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	October 31, 2000 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $256,484) (cost $2,409,691) - See accompanying schedule		$ 2,386,595
Receivable for investments sold		37,160
Receivable for fund shares sold		2,503
Interest receivable		27,226
Total assets		2,453,484
Liabilities
Payable for investments purchased	$ 102,278
Payable for fund shares redeemed	2,077
Distributions payable	680
Accrued management fee	812
Other payables and accrued expenses	590
Collateral on securities loaned, at value	31,887
Total liabilities		138,324
Net Assets		$ 2,315,160
Net Assets consist of:
Paid in capital		$ 2,399,566
Distributions in excess of net investment income		(49)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(61,261)
Net unrealized appreciation (depreciation) on investments		(23,096)
Net Assets, for 331,040 shares outstanding		$ 2,315,160
Net Asset Value, offering price and redemption price per share ($2,315,160 ÷ 331,040 shares)		$6.99

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended October 31, 2000 (Unaudited)
Investment Income Interest		$ 77,570
Security lending		27
Total Income		77,597
Expenses
Management fee	$ 4,625
Transfer agent fees	2,333
Accounting and security lending fees	226
Non-interested trustees' compensation	4
Custodian fees and expenses	63
Registration fees	53
Audit	18
Legal	7
Miscellaneous	1
Total expenses before reductions	7,330
Expense reductions	(116)	7,214
Net investment income		70,383
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		(14,088)
Change in net unrealized appreciation (depreciation) on investment securities		55,576
Net gain (loss)		41,488
Net increase (decrease) in net assets resulting from operations		$ 111,871

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2000 (Unaudited)	Year ended April 30, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 70,383	$ 130,546
Net realized gain (loss)	(14,088)	(43,530)
Change in net unrealized appreciation (depreciation)	55,576	(76,412)
Net increase (decrease) in net assets resulting from operations	111,871	10,604
Distributions to shareholders from net investment income	(71,058)	(131,083)
Share transactions Net proceeds from sales of shares	476,079	923,981
Reinvestment of distributions	67,056	122,760
Cost of shares redeemed	(399,174)	(1,098,803)
Net increase (decrease) in net assets resulting from share transactions	143,961	(52,062)
Total increase (decrease) in net assets	184,774	(172,541)
Net Assets
Beginning of period	2,130,386	2,302,927
End of period (including (over) under distribution of net investment income of $(49) and $626, respectively)	$ 2,315,160	$ 2,130,386
Other Information Shares
Sold	68,617	132,691
Issued in reinvestment of distributions	9,655	17,645
Redeemed	(57,722)	(157,384)
Net increase (decrease)	20,550	(7,048)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended October 31, 2000	Years ended April 30,
	(Unaudited)	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 6.860	$ 7.250	$ 7.300	$ 7.020	$ 7.040	$ 7.010
Income from Invest- ment Operations Net investment income	.224 D	.433 D	.423 D	.441 D	.460 D	.484
Net realized and unrealized gain (loss)	.132	(.388)	(.022)	.282	(.020)	.047
Total from investment operations	.356	.045	.401	.723	.440	.531
Less Distributions
From net investment income	(.226)	(.435)	(.410)	(.443)	(.460)	(.471)
From net realized gain	-	-	(.041)	-	-	-
In excess of net realized gain	-	-	-	-	-	(.030)
Total distributions	(.226)	(.435)	(.451)	(.443)	(.460)	(.501)
Net asset value, end of period	$ 6.990	$ 6.860	$ 7.250	$ 7.300	$ 7.020	$ 7.040
Total Return B, C	5.26%	0.71%	5.58%	10.54%	6.42%	7.62%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 2,315	$ 2,130	$ 2,303	$ 1,909	$ 1,442	$ 1,358
Ratio of expenses to average net assets	.67% A	.70%	.71%	.72%	.76%	.77%
Ratio of expenses to average net assets after expense reductions	.66% A, E	.69% E	.70% E	.71% E	.75% E	.76% E
Ratio of net invest- ment income to average net assets	6.42% A	6.21%	5.77%	6.12%	6.53%	6.58%
Portfolio turnover rate	156% A	115%	167%	207%	120%	134%

A Annualized

B Total returns for periods of less than one year are not annualized.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2000 (Unaudited)

1. Significant Accounting Policies.

Fidelity Investment Grade Bond Fund (the fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Interest income, which includes accretion of original issue discount, is accrued as earned.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Dividends are declared daily and paid monthly from net investment income. Distributions to shareholders from realized capital gains on investments, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Delayed Delivery Transactions. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Delayed Delivery Transactions - continued

securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Restricted Securities. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,626,875,000 and $1,609,344,000, respectively, of which U.S. government and government agency obligations aggregated $1,246,328,000 and $1,246,240,000, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .43% of average net assets.

Sub-Adviser Fee. FMR, on behalf of the fund, has entered into a sub-advisory agreement with Fidelity Investments Money Management, Inc. (FIMM), a wholly owned subsidiary of FMR. For its services, FIMM receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .21% of average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end, the value of the securities loaned amounted to $31,262,000. The fund received cash collateral of $31,887,000 which was invested in cash equivalents.

6. Expense Reductions.

Through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $10,000 and $106,000, respectively, under these arrangements.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)
Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments
Japan Limited

Fidelity Investments Money
Management, Inc.

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Dwight D. Churchill, Vice President

Kevin E. Grant, Vice President

David L. Murphy, Vice President

Stanley N. Griffith, Assistant Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

Advisory Board

J. Michael Cook

Abigail P. Johnson

Marie L. Knowles

* Independent trustees

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Fidelity's Taxable Bond Funds

Capital & Income

Ginnie Mae

Government Income

High Income

Intermediate Bond

Intermediate Government Income

International Bond

Investment Grade Bond

New Markets Income

Short-Term Bond

Spartan® Government Income

Spartan Investment Grade Bond

Strategic Income

Target TimelineSM  2001 & 2003

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

IGB-SANN-1200 118722
1.538655.103

Fidelity®

Short-Term Bond

Fund

Semiannual Report

October 31, 2000

(2_fidelity_logos)(Registered_Trademark)

Contents

President's Message	3	Ned Johnson on investing strategies.
Performance	4	How the fund has done over time.
Fund Talk	7	The manager's review of fund performance, strategy and outlook.
Investment Changes	10	A summary of major shifts in the fund's investments over the past six months.
Investments	11	A complete list of the fund's investments with their market values.
Financial Statements	25	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	29	Notes to the financial statements.

To reduce expenses, only one copy of most financial reports and prospectuses may be mailed to households, even if more than one person in the household has an account in the fund. Call Fidelity at 1-800-544-8544 if you need additional copies of financial reports or prospectuses. If you do not want the mailing of these documents to be combined with those for other members of your household, contact Fidelity in writing at P.O. Box 5000, Cincinnati, OH 45273-8692.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

A sixth-straight year of double-digit positive returns for the Dow Jones Industrial Average, NASDAQ and S&P 500® could be in jeopardy unless the U.S. stock market shows marked improvement in the final two months of 2000. Through October, all three indexes had negative year-to-date returns. On the other hand, most fixed-income sectors were solidly in the black. Treasuries and other long-term government securities led the way, returning nearly 14%.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the one year, five year, and ten year total returns would have been lower.

Cumulative Total Returns

Periods ended October 31, 2000	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity Short-Term Bond	4.03%	6.05%	30.70%	83.88%
LB 1-3 Year Govt/Credit Bond	4.29%	6.15%	33.04%	87.31%
Short Investment Grade Debt Funds Average	3.94%	5.76%	29.56%	84.22%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers 1-3 Year Government/Credit Bond Index - a market value-weighted index of government and investment-grade corporate fixed-rate debt issues with maturities between one and three years. To measure how the fund's performance stacked up against its peers, you can compare it to the short investment grade debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 110 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended October 31, 2000	Past 1 year	Past 5 years	Past 10 years
Fidelity Short-Term Bond	6.05%	5.50%	6.28%
LB 1-3 Year Govt/Credit Bond	6.15%	5.88%	6.48%
Short Investment Grade Debt Funds Average	5.76%	5.31%	6.29%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

Semiannual Report

Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Short-Term Bond Fund on October 31, 1990. As the chart shows, by October 31, 2000, the value of the investment would have grown to $18,388 - an 83.88% increase on the initial investment. For comparison, look at how the Lehman Brothers 1-3 Year Government/Credit Bond Index, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $18,731 - an 87.31% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Performance - continued

Total Return Components

	Six months ended October 31,	Years ended April 30,
	2000	2000	1999	1998	1997	1996
Dividend returns	3.20%	5.86%	5.85%	6.40%	6.55%	6.52%
Capital returns	0.83%	-2.65%	-0.23%	0.46%	-0.69%	0.00%
Total returns	4.03%	3.21%	5.62%	6.86%	5.86%	6.52%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

Dividends and Yield

Periods ended October 31, 2000	Past 1 month	Past 6 months	Past 1 year
Dividends per share	4.52¢	26.63¢	51.96¢
Annualized dividend rate	6.23%	6.22%	6.12%
30-day annualized yield	6.70%	-	-

Dividends per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $8.54 over the past one month, $8.49 over the past six months and $8.49 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

Strong technical factors in the market helped most investment-grade bonds overcome unusually volatile market conditions, enabling them to handily outperform most major U.S. equity indexes during the six-month period that ended October 31, 2000. The Lehman Brothers Aggregate Bond Index - a popular measure of taxable-bond performance - returned 5.80% during this time frame. Treasuries continued their hot streak from the beginning of 2000 thanks to a swelling federal surplus and the U.S. government's decision to buy back increasingly larger amounts of outstanding long-term debt. Anticipation that the Fed was finished raising interest rates following a half-point hike in May, combined with persistent flights-to-safety from risk-averse investors concerned about volatility in equity markets, further bolstered the long bond, helping the Lehman Brothers Treasury Index return 5.50% during the period. Mortgage and agency securities rallied back from their period lows in May to post formidable six-month returns. Discount mortgages were boosted by higher-than-normal prepayment activity supported by a strong housing market. Agencies staged a comeback behind reduced political risk surrounding government-sponsored enterprises. During the past six months, the Lehman Brothers Mortgage-Backed Securities and U.S. Agency indexes returned 6.24% and 6.08%, respectively. The corporate sector was the worst-performing segment of the market, plagued by deteriorating credit conditions and growing supply pressures. The Lehman Brothers Credit Bond Index posted a 5.37% return during the six-month period.

(Portfolio Manager photograph)
An interview with Andrew Dudley, Portfolio Manager of Fidelity Short-Term Bond Fund

Q. How did the fund perform, Andy?

A. For the six months that ended October 31, 2000, the fund had a total return of 4.03%. By comparison, the Lehman Brothers 1-3 Year Government/Credit Bond Index returned 4.29%, while the short investment grade debt funds average was 3.94%, as tracked by Lipper Inc. For the 12-month period that ended October 31, 2000, the fund returned 6.05%, while the Lehman Brothers 1-3 Year Government/Credit Bond Index returned 6.15% and the short investment grade debt funds average was 5.76%.

Q. What was the investment environment like during the period?

A. We saw a turn in investors' attitudes about credit risk during the six-month period. Many believed we were approaching the end of a cycle of business expansion and the beginning of a slowdown in economic growth, which potentially could be negative for corporate bonds. At the same time, the heightened focus on stock market performance created pressures among many company managements to support their companies' stock prices. This has encouraged steps such as stock buyback programs and other activities that potentially could cause the credit trends of the companies to deteriorate. Meanwhile, rapidly rising energy prices created another uncertainty for bond investors. In combination, these factors added up to a negative environment for corporate bonds. In contrast, government agency bonds, mortgages and, in particular, asset-backed securities tended to perform well during the six-month period. Among corporate subsectors, defensive areas such as real estate investment trusts (REITs) and utility and energy company bonds tended to perform somewhat better than the overall corporate bond market.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What were your principal strategies, and how did they affect performance?

A. We emphasized the spread sectors - those parts of the fixed-income market that offer a yield advantage, or spread, over Treasury securities. During the past six months, we overweighted mortgages, asset-backed securities and corporate bonds, while underweighting government agency bonds and Treasury securities. While we emphasized corporate securities, which on October 31, 2000, totaled 41.0% of net assets, we were relatively defensive within the corporate bond sector. For example, we modestly shortened the duration of our corporate bond allocation and increased our diversification so the fund was less vulnerable to problems with any individual security. We focused on sound credit analysis and also evaluated individual securities based on the market's heightened sensitivity to deteriorating credit quality. We also looked for better credit quality and emphasized defensive sectors. Consistent with our policy, we did not bet on changes in the direction of interest rates and tended to have an interest-rate sensitivity, or duration, close to that of the Lehman Brothers benchmark index.

Q. What specific areas particularly helped performance, and what areas hurt?

A. Our investments in REITs and asset-backed securities, such as pools of consumer loans, helped the fund's returns, as did our emphasis on commercial mortgage-backed securities, which typically were between 5% and 7% of net assets. Hurting performance were our underweighted position in government agency bonds and our overweighted position in corporate securities relative to the Lehman Brothers benchmark. While our overall security selection of corporate bonds tended to be good, we did have some individual laggards. One noteworthy disappointment was our investment in Finova, a commercial finance company. The credit quality of the company had deteriorated, in part because the company was unable to extend its line of credit with its banks. We have sold our position in Finova bonds.

Q. What's your outlook?

A. I believe we have entered a new period of heightened volatility among the spread sectors as fixed-income investors search for a new equilibrium in setting valuations for credit risk. This volatility, however, is less dramatic among the shorter-term securities in which we invest, and we believe it still makes sense to invest in corporate bonds because of their yield advantages. At the same time, mortgages and asset-backed securities continue to appear very attractive. I have positioned the fund so it is not overly exposed to shifts in the relationships of yields of shorter-term bonds to the yields of longer-term securities.

Semiannual Report

Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: high current income, consistent with preservation of capital, by investing primarily in investment-grade, fixed-income securities while maintaining an average maturity of three years or less

Fund number: 450

Trading symbol: FSHBX

Start date: September 15, 1986

Size: as of October 31, 2000, more than $1.6 billion

Manager: Andrew Dudley, since 1997; manager, Spartan Short-Term Bond Fund and Fidelity Advisor Short-Fixed Income Fund, since 1997; Fidelity Advisor Intermediate Bond Fund, since December 1999; joined Fidelity in 1996

3

Andrew Dudley on the bond market's perception of the national elections:

"From the perspective of fixed-income investors, the most important outcome of the elections is that there does not appear to be any broad, sweeping mandate for change. The results of both the presidential election and the fight for control of Congress are likely to be so close that it will be difficult for anyone to make dramatic shifts in policy. The financial markets would like that result. They don't like the prospect of broad sweeping changes that create uncertainty in the market.

"The new Congress is likely to be almost evenly split between Republicans and Democrats. The split means that the defection of just one member, for any reason, can jeopardize the outcome of a vote on any issue. That is not an environment for major change, particularly if you also have a president who has been narrowly elected. The bond market was most fearful of a Republican president with a mandate for cutting taxes and clear Republican control in both houses of Congress. That would have increased the potential for large tax cuts, which could reduce or eliminate the federal surplus, causing an increase in the issuance of Treasury securities, higher interest rates and greater volatility in the bond market. To the extent there was no broad, sweeping mandate, there would be less uncertainty for the bond market to worry about."

Semiannual Report

Investment Changes

Quality Diversification as of October 31, 2000
(Moody's Ratings)	% of fund's investments	% of fund's investments 6 months ago
Aaa	50.2	39.6
Aa	6.1	5.7
A	16.9	16.0
Baa	23.1	30.1
Ba and Below	0.5	0.5
Not Rated	0.1	0.2
Table excludes short-term investments. Where Moody's ratings are not available, we have used S&P ® ratings.
Average Years to Maturity as of October 31, 2000
6 months ago
Years	2.4	2.3
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of October 31, 2000
6 months ago
Years	1.8	1.8

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of October 31, 2000 *		As of April 30, 2000 **
	Corporate Bonds 41.0%		Corporate Bonds 47.0%
	U.S. Government and Government Agency Obligations 26.1%		U.S. Government and Government Agency Obligations 23.7%
	Asset-Backed Securities 17.8%		Asset-Backed Securities 15.6%
	CMOs and Other Mortgage Related Securities 9.5%		CMOs and Other Mortgage Related Securities 5.7%
	Other Investments 2.3%		Other Investments 2.9%
	Short-Term Investments and Net Other Assets 3.3%		Short-Term Investments and Net Other Assets 5.1%
* Foreign investments	8.1%	** Foreign investments	7.1%

Semiannual Report

Investments October 31, 2000

(Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 41.0%
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
BASIC INDUSTRIES - 0.6%
Chemicals & Plastics - 0.3%
Pharmacia Corp. 5.375% 12/1/01	A1	$ 5,250	$ 5,178
Paper & Forest Products - 0.3%
Abitibi-Consolidated, Inc. yankee 8.3% 8/1/05	Baa3	1,565	1,582
Georgia-Pacific Corp. 9.95% 6/15/02	Baa2	2,500	2,580
			4,162
TOTAL BASIC INDUSTRIES			9,340
CONSTRUCTION & REAL ESTATE - 2.3%
Real Estate - 0.6%
Arden Realty LP 8.875% 3/1/05	Baa3	2,725	2,776
Cabot Industrial Property LP 7.125% 5/1/04	Baa2	2,195	2,132
Duke-Weeks Realty LP 6.875% 3/15/05	Baa2	4,100	4,002
			8,910
Real Estate Investment Trusts - 1.7%
Avalonbay Communities, Inc.:
6.58% 2/15/04	Baa1	2,435	2,372
8.25% 7/15/08	Baa1	2,500	2,541
CenterPoint Properties Trust:
6.75% 4/1/05	Baa2	1,530	1,454
7.125% 3/15/04	Baa2	4,700	4,579
Equity Office Properties Trust 6.375% 1/15/02	Baa1	5,700	5,618
Merry Land & Investment Co., Inc. 7.25% 6/15/05	A3	2,400	2,338
ProLogis Trust 6.7% 4/15/04	Baa1	4,935	4,786
Spieker Properties LP 6.8% 5/1/04	Baa2	4,510	4,386
			28,074
TOTAL CONSTRUCTION & REAL ESTATE			36,984
DURABLES - 2.0%
Autos, Tires, & Accessories - 1.3%
Daimler-Chrysler North America Holding Corp.:
6.96% 8/23/02 (c)	A1	6,000	6,028
7.75% 5/27/03	A1	6,675	6,795
TRW, Inc.:
6.45% 6/15/01	Baa1	5,550	5,504
6.625% 6/1/04	Baa1	2,400	2,306
			20,633
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
DURABLES - continued
Textiles & Apparel - 0.7%
Jones Apparel Group, Inc./Jones Apparel Group Hldgs., Inc./Jones Apparel Group USA, Inc. 6.25% 10/1/01	Baa2	$ 8,155	$ 7,983
Jones Apparel Group, Inc. 7.5% 6/15/04	Baa2	3,200	3,006
			10,989
TOTAL DURABLES			31,622
ENERGY - 1.4%
Energy Services - 0.2%
Petroliam Nasional BHD (Petronas) yankee 7.125% 10/18/06 (b)	Baa2	3,650	3,481
Oil & Gas - 1.2%
Canada Occidental Petroleum Ltd. 7.125% 2/4/04	Baa2	5,600	5,529
Oryx Energy Co.:
8% 10/15/03	Baa1	2,840	2,892
8.125% 10/15/05	Baa1	4,200	4,373
The Coastal Corp. 6.2% 5/15/04	Baa2	6,522	6,331
			19,125
TOTAL ENERGY			22,606
FINANCE - 18.1%
Banks - 6.2%
Banc One Corp. 7.25% 8/1/02	A1	3,900	3,912
Bank One Corp. 7.625% 8/1/05	Aa3	12,750	12,896
BankBoston Corp. 6.625% 2/1/04	A3	390	382
Capital One Bank:
6.48% 6/28/02	Baa2	5,315	5,184
6.65% 3/15/04	Baa3	4,000	3,835
Chase Manhattan Corp. 5.75% 4/15/04	Aa3	3,300	3,168
Citicorp 8% 2/1/03	A1	5,040	5,159
Den Danske Bank Group AS yankee 6.55% 9/15/03 (b)	A1	6,500	6,392
First Security Corp. 5.875% 11/1/03	Aa2	1,750	1,686
FleetBoston Financial Corp. 7.25% 9/15/05	A2	5,000	5,011
Korea Development Bank:
7.125% 4/22/04	Baa2	2,425	2,358
7.375% 9/17/04	Baa2	3,140	3,066
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
FINANCE - continued
Banks - continued
National Australia Bank Ltd. yankee 6.4% 12/10/07 (c)	A1	$ 6,300	$ 6,115
NationsBank Corp. 7% 9/15/01	Aa2	11,500	11,513
Popular, Inc. 6.2% 4/30/01	A3	9,230	9,179
Providian National Bank:
6.25% 5/7/01	Baa3	3,250	3,228
6.75% 3/15/02	Baa3	1,250	1,234
Summit Bancorp 8.625% 12/10/02	A3	7,000	7,178
Wells Fargo & Co.:
6.5% 9/3/02	Aa2	6,000	5,974
7.2% 5/1/03	Aa2	2,250	2,265
			99,735
Credit & Other Finance - 8.7%
Abbey National PLC 6.69% 10/17/05	Aa3	900	881
Aristar, Inc. 6% 8/1/01	A3	4,500	4,455
CIT Group Holdings, Inc. 6.5% 6/14/02	A1	3,430	3,377
Daimler-Chrysler NA Holding Corp. 6.84% 10/15/02	A1	7,200	7,195
Edison Mission Energy Funding Corp. 6.77% 9/15/03 (b)	Baa1	4,726	4,591
ERP Operating LP:
6.55% 11/15/01	A3	1,150	1,141
7.1% 6/23/04	A3	2,003	1,979
Ford Motor Credit Co.:
7.0581% 7/16/02 (c)	A2	11,800	11,802
7.6% 8/1/05	A2	4,700	4,725
General Electric Capital Corp.:
6.33% 9/17/01	Aaa	13,000	12,955
6.65% 9/3/02	Aaa	16,700	16,680
7.25% 5/3/04	Aaa	7,500	7,628
General Motors Acceptance Corp.:
7.48% 2/28/03	A2	5,700	5,762
7.625% 6/15/04	A2	4,400	4,471
9% 10/15/02	A2	1,250	1,296
Heller Financial, Inc. 6.5% 7/22/02	A3	5,900	5,816
PNC Funding Corp. 6.95% 9/1/02	A2	11,500	11,505
Popular North America, Inc. 7.375% 9/15/01	A3	5,640	5,629
Qwest Capital Funding, Inc. 7.75% 8/15/06 (b)	Baa1	8,300	8,415
Sears Roebuck Acceptance Corp. 6% 3/20/03	A3	2,175	2,120
Sprint Capital Corp. 5.7% 11/15/03	Baa1	6,490	6,210
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
FINANCE - continued
Credit & Other Finance - continued
The Money Store, Inc. 7.3% 12/1/02	A2	$ 2,520	$ 2,538
Trizec Finance Ltd. yankee 10.875% 10/15/05	Baa3	2,190	2,212
TXU Eastern Funding 6.15% 5/15/02	Baa1	7,200	7,047
			140,430
Insurance - 0.3%
New York Life Insurance Co. 6.4% 12/15/03 (b)	Aa3	4,800	4,708
Savings & Loans - 0.9%
Long Island Savings Bank FSB:
6.2% 4/2/01	Baa3	6,000	5,959
7% 6/13/02	Baa3	5,000	4,966
Sovereign Bancorp, Inc. 6.625% 3/15/01	Ba3	3,600	3,572
			14,497
Securities Industry - 2.0%
Amvescap PLC yankee:
6.375% 5/15/03	A2	10,350	10,028
6.6% 5/15/05	A2	2,200	2,103
Donaldson Lufkin & Jenrette, Inc. 6.25% 8/1/01	A3	9,500	9,451
Goldman Sachs Group LP 6.6% 7/15/02 (b)	A1	1,500	1,479
Lehman Brothers Holdings 7% 5/15/03	A3	5,000	4,978
Morgan Stanley Dean Witter & Co. 7.75% 6/15/05	Aa3	4,000	4,092
			32,131
TOTAL FINANCE			291,501
INDUSTRIAL MACHINERY & EQUIPMENT - 0.7%
Tyco International Group SA 6.875% 9/5/02	Baa1	11,860	11,770
MEDIA & LEISURE - 2.3%
Broadcasting - 1.2%
British Sky Broadcasting Group PLC 7.3% 10/15/06	Ba1	5,500	4,990
Clear Channel Communications, Inc. 7.875% 6/15/05	Baa3	11,840	11,933
TCI Communications, Inc.:
8% 8/1/05	A2	2,000	2,025
8.65% 9/15/04	A2	700	726
			19,674
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
MEDIA & LEISURE - continued
Publishing - 1.1%
News America Holdings, Inc.:
8.5% 2/15/05	Baa3	$ 4,000	$ 4,131
8.625% 2/1/03	Baa3	5,750	5,874
Time Warner Entertainment Co. LP 9.625% 5/1/02	Baa2	7,340	7,611
			17,616
TOTAL MEDIA & LEISURE			37,290
NONDURABLES - 2.0%
Beverages - 0.9%
Seagram JE & Sons, Inc.:
5.79% 4/15/01	Baa3	3,700	3,669
6.4% 12/15/03	Baa3	11,300	11,299
			14,968
Foods - 0.1%
ConAgra Foods, Inc. 7.5% 9/15/05	Baa1	2,100	2,120
Tobacco - 1.0%
Philip Morris Companies, Inc.:
7.25% 9/15/01	A2	3,375	3,351
7.625% 5/15/02	A2	6,000	5,974
8.75% 6/1/01	A2	2,900	2,909
RJ Reynolds Tobacco Holdings, Inc. 7.375% 5/15/03	Baa2	3,000	2,839
			15,073
TOTAL NONDURABLES			32,161
RETAIL & WHOLESALE - 0.9%
General Merchandise Stores - 0.5%
Federated Department Stores, Inc.:
8.125% 10/15/02	Baa1	6,570	6,545
8.5% 6/15/03	Baa1	1,750	1,738
			8,283
Grocery Stores - 0.4%
Safeway, Inc. 7% 9/15/02	Baa2	6,800	6,784
TOTAL RETAIL & WHOLESALE			15,067
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
TECHNOLOGY - 1.3%
Computers & Office Equipment - 1.3%
Comdisco, Inc.:
6.1% 6/5/01	Baa2	$ 16,790	$ 14,607
6.65% 11/13/01	Baa2	4,990	3,942
7.25% 9/1/02	Baa2	3,500	2,555
			21,104
TRANSPORTATION - 2.0%
Air Transportation - 1.1%
Continental Airlines, Inc. pass thru trust certificates:
6.954% 2/2/11	Baa1	7,356	7,138
7.08% 11/1/04	Baa1	3,332	3,246
Delta Air Lines 6.65% 3/15/04	Baa3	2,370	2,255
Qantas Airways Ltd. 7.5% 6/30/03 (b)	Baa1	4,000	3,990
			16,629
Railroads - 0.5%
CSX Corp. 7.05% 5/1/02	Baa2	5,100	5,073
Norfolk Southern Corp. 6.95% 5/1/02	Baa1	3,100	3,090
			8,163
Trucking & Freight - 0.4%
Federal Express Corp. 7.53% 9/23/06	A3	6,828	6,802
TOTAL TRANSPORTATION			31,594
UTILITIES - 7.4%
Cellular - 0.6%
AirTouch Communications, Inc. 6.35% 6/1/05	A2	4,200	4,052
Vodafone AirTouch PLC 7.625% 2/15/05 (b)	A2	5,700	5,783
			9,835
Electric Utility - 2.7%
Avon Energy Partners Holdings 6.73% 12/11/02 (b)	Baa2	7,700	7,522
Illinois Power Co. 6% 9/15/03	Baa1	4,250	4,126
Niagara Mohawk Power Corp.:
5.875% 9/1/02	Baa2	1,000	977
7.375% 8/1/03	Baa2	2,800	2,825
9.25% 10/1/01	Baa2	7,900	8,001
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
UTILITIES - continued
Electric Utility - continued
Philadelphia Electric Co.:
5.625% 11/1/01	Baa1	$ 4,940	$ 4,853
6.5% 5/1/03	Baa1	2,527	2,484
6.625% 3/1/03	Baa1	1,800	1,776
Texas Utilities Electric Co.:
7.375% 8/1/01	A3	2,430	2,432
8% 6/1/02	A3	6,702	6,802
8.25% 4/1/04	A3	1,440	1,493
			43,291
Gas - 1.8%
Consolidated Natural Gas Co. 7.375% 4/1/05	A2	4,900	4,920
Enron Corp.:
6.45% 11/15/01	Baa1	4,200	4,174
6.5% 8/1/02	Baa1	5,650	5,586
9.875% 6/15/03	Baa1	4,400	4,696
Enserch Corp. 6.25% 1/1/03	Baa2	2,350	2,304
Reliant Energy Resources Corp. 8.125% 7/15/05 (b)	Baa1	5,900	5,971
Sonat, Inc. 6.875% 6/1/05	Baa2	1,925	1,895
			29,546
Telephone Services - 2.3%
Telecomunicaciones de Puerto Rico, Inc. 6.15% 5/15/02	Baa2	9,190	9,023
Telefonica Europe BV 7.35% 9/15/05	A2	7,200	7,231
Teleglobe Canada, Inc. 7.2% 7/20/09	Baa1	6,450	6,182
US West Communications 7.2% 11/1/04	A2	6,500	6,462
WorldCom, Inc.:
8% 5/16/06	A3	5,000	5,145
8.875% 1/15/06	A3	2,508	2,588
			36,631
TOTAL UTILITIES			119,303
TOTAL NONCONVERTIBLE BONDS (Cost $669,219)			660,342
U.S. Government and Government Agency Obligations - 19.3%
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency Obligations - 8.8%
Fannie Mae 5.375% 3/15/02	Aaa	$ 15,000	$ 14,789
Federal Home Loan Bank:
6.75% 5/1/02	Aaa	50,100	50,303
6.75% 8/15/02	Aaa	20,000	20,097
Freddie Mac 7.375% 5/15/03	Aaa	48,600	49,641
Government Trust Certificates (assets of Trust guaranteed by U.S. Government through Defense Security Assistance Agency) Class 3-T, 9.625% 5/15/02	Aaa	364	367
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1995-A, 6.28% 6/15/04	Aaa	3,765	3,733
Israel Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1994-1, 6.88% 1/26/03	Aaa	1,097	1,095
Private Export Funding Corp. secured 6.86% 4/30/04	Aaa	1,180	1,182
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			141,207
U.S. Treasury Obligations - 10.5%
U.S. Treasury Notes:
5.25% 5/31/01	Aaa	82,900	82,332
5.75% 6/30/01	Aaa	15,000	14,935
6.625% 4/30/02	Aaa	12,200	12,286
7.875% 8/15/01	Aaa	58,500	59,158
TOTAL U.S. TREASURY OBLIGATIONS			168,711
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $310,118)			309,918
U.S. Government Agency - Mortgage Securities - 6.8%

Fannie Mae - 0.9%
8% 4/1/30 to 7/1/30	Aaa	12,719	12,874
11.5% 11/1/15	Aaa	931	1,024
TOTAL FANNIE MAE			13,898
U.S. Government Agency - Mortgage Securities - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
Freddie Mac - 2.2%
7.5% 10/1/30	Aaa	$ 11,669	$ 11,661
8.5% 5/1/27 to 5/1/30	Aaa	23,097	23,654
12% 11/1/19	Aaa	232	255
TOTAL FREDDIE MAC			35,570
Government National Mortgage Association - 3.7%
8% 3/15/27 to 8/15/30	Aaa	18,239	18,541
8.5% 7/15/30 to 10/15/30	Aaa	40,172	41,201
11% 7/15/10	Aaa	2	2
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			59,744
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $108,774)			109,212
Asset-Backed Securities - 17.8%

Americredit Automobile Receivables Trust:
7.02% 12/15/05	Aaa	16,000	16,088
7.15% 8/15/04	Aaa	5,700	5,725
ANRC Auto Owner Trust 7.06% 5/17/04	Aaa	8,400	8,450
Arcadia Automobile Receivables Trust:
5.67% 1/15/04	Aaa	4,311	4,258
7.2% 6/15/07	Aaa	4,278	4,309
ARG Funding Corp. 5.88% 5/20/03 (b)	Aaa	9,350	9,248
Associates Auto Receivables Trust 6.9% 8/15/05	Aaa	10,000	10,025
BankAmerica Manufacturing Housing Contract Trust V 6.2% 4/10/09	Aaa	720	712
Capita Equipment Receivables Trust 6.45% 8/15/02	Aa3	6,800	6,758
Capital One Master Trust 7.1% 4/17/06	Aaa	8,500	8,585
Caterpillar Financial Asset Trust 6.2% 4/25/04	Aaa	5,745	5,716
Chase Manhattan Marine Owner Trust 6.25% 4/16/07	Aaa	1,178	1,177
Chevy Chase Auto Receivables Trust:
5.97% 10/20/04	Aaa	2,181	2,159
6.2% 3/20/04	Aaa	809	803
CIT RV Trust 5.78% 7/15/08	Aaa	7,000	6,898
Contimortgage Home Equity Loan Trust 6.3% 7/15/12	Aaa	1,968	1,954
Asset-Backed Securities - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
CS First Boston Mortgage Securities Corp. 7% 3/15/27	Aaa	$ 1,402	$ 1,400
Daimlerchrysler Auto Trust:
6.7% 6/8/03	Aaa	14,700	14,700
6.85% 11/6/05	Aaa	15,000	15,094
Discover Card Master Trust I:
5.65% 11/16/04	Aaa	7,000	6,892
6.98% 7/18/05 (c)	A2	17,119	17,138
Distribution Financial Services Marine Trust 6.2% 11/15/11	Aaa	5,900	5,808
Fidelity Funding Auto Trust 6.99% 11/15/02 (b)	Aaa	229	229
First Security Auto Owner Trust 6.2% 10/2/06	A3	3,712	3,655
Ford Credit Auto Owner Trust:
6.15% 9/15/02	Aaa	6,700	6,658
7.03% 11/15/03	Aaa	3,265	3,291
7.5% 10/15/04	A1	8,300	8,406
Green Tree Financial Corp. 6.68% 1/15/29	AAA	1,920	1,906
Honda Auto Receivables Owner Trust 6.62% 7/15/04	Aaa	6,600	6,595
Key Auto Finance Trust:
5.83% 1/15/07	Aaa	7,800	7,683
6.65% 10/15/03	Baa3	231	230
Olympic Automobile Receivables Trust 6.125% 11/15/04	Aaa	716	709
Onyx Acceptance Grantor Trust 5.95% 7/15/04	Aaa	2,489	2,469
Onyx Acceptance Owner Trust:
5.78% 2/15/03	Aaa	5,565	5,532
7.26% 5/15/07	Aaa	9,200	9,308
Orix Credit Alliance Receivables Trust 7.12% 5/15/04	Aaa	4,800	4,808
Petroleum Enhanced Trust Receivables Offering Petroleum Trust 7.12% 2/5/03 (b)(c)	Baa2	2,493	2,485
Premier Auto Trust 5.7% 10/6/02	Aaa	12,734	12,658
Prime Credit Card Master Trust 6.75% 11/15/05	Aaa	2,895	2,896
Reliance Auto Receivables Corp., Inc. 6.1% 7/15/02 (b)	Aaa	60	60
Sears Credit Account Master Trust II:
6.2% 7/16/07	Aaa	10,800	10,699
7% 7/15/08	Aaa	15,700	15,803
7.5% 11/15/07	A2	8,300	8,435
Toyota Auto Owners Trust 7.21% 4/15/07	Aaa	6,600	6,683
Toyota Auto Receivables Owner Trust 6.76% 8/15/04	Aaa	6,800	6,810
Asset-Backed Securities - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
Tranex Auto Receivables Owner Trust 6.334% 8/15/03 (b)	Aaa	$ 944	$ 940
Triad Auto Receivables Owner Trust 5.98% 9/17/05	Aaa	3,389	3,348
TOTAL ASSET-BACKED SECURITIES (Cost $286,002)			286,193
Collateralized Mortgage Obligations - 5.0%

Private Sponsor - 0.2%
GE Capital Mortgage Services, Inc. planned amortization class Series 1994-2 Class A4, 6% 1/25/09	Aaa	636	630
Residential Funding Mortgage Securities I, Inc. planned amortization class Series 1994-S12 Class A2, 6.5% 4/25/09	Aaa	2,304	2,286
TOTAL PRIVATE SPONSOR			2,916
U.S. Government Agency - 4.8%
Fannie Mae sequential pay Series 1998-2 Class DA, 6.5% 4/18/25	Aaa	10,143	10,003
Freddie Mac:
REMIC planned amortization class:
Series 2134 Class PC, 5.725% 4/15/11	Aaa	14,783	14,460
Series 2143 Class CH, 6% 2/15/19	Aaa	7,964	7,864
sequential pay:
Series 2134 Class H, 6.5% 12/15/24	Aaa	9,557	9,378
Series 1815 Class B, 7% 1/15/21	Aaa	6,201	6,191
Series 2061 Class J, 6.5% 9/20/22	Aaa	10,704	10,534
Series 2070 Class A, 6% 8/15/24	Aaa	11,095	10,648
Government National Mortgage Association sequential pay Series 1998-19 Class B, 6.5% 2/20/23	Aaa	7,890	7,747
TOTAL U.S. GOVERNMENT AGENCY			76,825
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $79,629)			79,741
Commercial Mortgage Securities - 4.5%
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
Allied Capital Commercial Mortgage Trust sequential pay Series 1998-1 Class A, 6.31% 1/25/28 (b)	Aaa	$ 1,366	$ 1,352
Bankers Trust II Series 1999-S1A Class D, 8.81% 2/28/14 (b)(c)	Baa2	7,800	7,817
CBM Funding Corp. sequential pay Series 1996-1B Class A2, 6.88% 7/1/02	AA	2,596	2,587
CS First Boston Mortgage Securities Corp.:
sequential pay Series 1997-SPICE Class A, 6.653% 8/20/36 (b)	-	1,454	1,448
sequential pay Series 2000-C1 Class A1, 7.325% 4/15/62	AAA	5,832	5,910
Series 1998-FL1:
Class D, 7.1188% 12/10/00 (b)(c)	Aa1	3,700	3,700
Class E, 7.4688% 1/10/13 (b)(c)	Baa1	9,300	9,465
Equitable Life Assurance Society of the United States floater Series 174 Class D2, 6.7063% 5/15/03 (b)(c)	Baa2	3,255	3,176
Federal Deposit Insurance Corp. REMIC Trust sequential pay Series 1996-C1 Class 1A, 6.75% 7/25/26	Aaa	2,016	1,996
FMAC Loan Receivables Trust sequential pay Series 1998-C Class A1, 5.99% 9/15/20 (b)	Aaa	2,004	1,944
Franchise Loan Trust sequential pay Series 1998-I Class A1, 6.24% 7/15/20 (b)	Aaa	3,767	3,691
Hilton Hotel Pool Trust Series 2000 HLT Class A1, 7.055% 10/3/10	Aaa	4,500	4,511
Host Marriot Pool Trust sequential pay Series 1999-HMTA Class A, 6.98% 8/1/15	Aaa	3,672	3,664
Morgan Stanly Dean Witter Capital Trust sequential pay Series 2000-PRIN Class A1, 7.07% 4/23/06	Aaa	7,424	7,452
Nomura Depositor Trust floater Series 1998-ST1A Class A4, 7.52% 2/15/34 (b)(c)	Baa2	7,610	7,471
Structured Asset Securities Corp. floater Series 1998-C2A Class C, 7.05% 1/25/13 (b)(c)	Aa3	6,168	6,168
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $72,478)			72,352
Foreign Government and Government Agency Obligations (d) - 1.9%
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
Korean Republic yankee 8.75% 4/15/03	Baa2	$ 175	$ 179
Ontario Province yankee 7.75% 6/4/02	Aa3	23,900	24,247
United Mexican States 8.5% 2/1/06	Baa3	6,450	6,431
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $30,711)			30,857
Supranational Obligations - 0.4%

African Development Bank 7.75% 12/15/01 (Cost $7,139)	Aa1	6,760	6,819
Commercial Paper - 0.5%

British Telecom PLC 6.8525% 10/9/01 (b)(c) (Cost $8,185)	8,200	8,185
Cash Equivalents - 2.7%
	Maturity Amount (000s)
Investments in repurchase agreements:
(U.S. Government Obligations), in a joint trading account at 6.62%, dated 10/31/00 due 11/1/00	$ 32,304	32,298
(U.S. Treasury Obligations), in a joint trading account at 6.55%, dated 10/31/00 due 11/1/00	10,338	10,336
TOTAL CASH EQUIVALENTS (Cost $42,634)		42,634
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $1,614,889)		1,606,253
NET OTHER ASSETS - 0.1%		2,373
NET ASSETS - 100%		$ 1,608,626
Legend
(a) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $119,711,000 or 7.4% of net assets.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	72.5%	AAA, AA, A	61.8%
Baa	23.1%	BBB	22.7%
Ba	0.5%	BB	1.1%
B	0.0%	B	0.0%
Caa	0.0%	CCC	0.0%
Ca, C	0.0%	CC, C	0.0%
		D	0.0%
The percentage not rated by Moody's or S&P amounted to 0.1%.
Income Tax Information

At October 31, 2000, the aggregate cost of investment securities for income tax purposes was $1,614,931,000. Net unrealized depreciation aggregated $8,678,000, of which $6,088,000 related to appreciated investment securities and $14,766,000 related to depreciated investment securities.

At April 30, 2000, the fund had a capital loss carryforward of approximately $241,749,000 of which $18,091,000, $94,824,000, $99,539,000, $10,379,000, $10,466,000 and $8,450,000 will expire on April 30, 2002, 2003, 2004, 2005, 2006 and 2008, respectively. Of the loss carryforwards expiring on April 30, 2003, 2004, 2005 and 2006, $29,296,000, $25,460,000, $4,138,000 and $2,203,000, respectively, was acquired in the merger and is available to offset future capital gains of the fund to the extent by regulations

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	October 31, 2000 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $42,634) (cost $1,614,889) - See accompanying schedule		$ 1,606,253
Receivable for investments sold		25,788
Receivable for fund shares sold		7,524
Interest receivable		22,383
Other receivables		3
Total assets		1,661,951
Liabilities
Payable for investments purchased	$ 42,258
Payable for fund shares redeemed	9,238
Distributions payable	1,021
Accrued management fee	562
Other payables and accrued expenses	246
Total liabilities		53,325
Net Assets		$ 1,608,626
Net Assets consist of:
Paid in capital		$ 1,872,851
Distributions in excess of net investment income		(1,602)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(253,987)
Net unrealized appreciation (depreciation) on investments		(8,636)
Net Assets, for 188,742 shares outstanding		$ 1,608,626
Net Asset Value, offering price and redemption price per share ($1,608,626 ÷ 188,742 shares)		$8.52

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended October 31, 2000 (Unaudited)
Investment Income Interest		$ 51,217
Security lending		6
Total Income		51,223
Expenses
Management fee	$ 3,136
Transfer agent fees	962
Accounting and security lending fees	159
Non-interested trustees' compensation	3
Custodian fees and expenses	25
Registration fees	67
Audit	20
Legal	4
Miscellaneous	1
Total expenses before reductions	4,377
Expense reductions	(52)	4,325
Net investment income		46,898
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		(3,314)
Change in net unrealized appreciation (depreciation) on investment securities		15,028
Net gain (loss)		11,714
Net increase (decrease) in net assets resulting from operations		$ 58,612

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2000 (Unaudited)	Year ended April 30, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 46,898	$ 74,815
Net realized gain (loss)	(3,314)	(14,730)
Change in net unrealized appreciation (depreciation)	15,028	(17,318)
Net increase (decrease) in net assets resulting from operations	58,612	42,767
Distributions to shareholders from net investment income	(46,290)	(73,596)
Share transactions Net proceeds from sales of shares	651,918	1,015,415
Net asset value of shares issued in exchange for the net assets of Spartan Short-Term Bond Fund	-	282,178
Reinvestment of distributions	40,297	64,786
Cost of shares redeemed	(439,438)	(961,335)
Net increase (decrease) in net assets resulting from share transactions	252,777	401,044
Total increase (decrease) in net assets	265,099	370,215
Net Assets
Beginning of period	1,343,527	973,312
End of period (including distributions in excess of net investment income of $1,602 and $2,210, respectively)	$ 1,608,626	$ 1,343,527
Other Information Shares
Sold	76,806	118,998
Issued in exchange for shares of Spartan Short-Term Bond Fund	-	32,926
Issued in reinvestment of distributions	4,741	7,602
Redeemed	(51,769)	(112,714)
Net increase (decrease)	29,778	46,812

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended October 31, 2000	Years ended April 30,
	(Unaudited)	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 8.450	$ 8.680	$ 8.700	$ 8.660	$ 8.720	$ 8.720
Income from Investment Operations Net investment income	.269 D	.507 D	.507 D	.546 D	.558 D	.579
Net realized and unrealized gain (loss)	.067	(.238)	(.030)	.033	(.061)	(.020)
Total from investment operations	.336	.269	.477	.579	.497	.559
Less Distributions
From net investment income	(.266)	(.499)	(.497)	(.539)	(.552)	(.504)
Return of capital	-	-	-	-	(.005)	(.055)
Total distributions	(.266)	(.499)	(.497)	(.539)	(.557)	(.559)
Net asset value, end of period	$ 8.520	$ 8.450	$ 8.680	$ 8.700	$ 8.660	$ 8.720
Total Return B, C	4.03%	3.21%	5.62%	6.86%	5.86%	6.52%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 1,609	$ 1,344	$ 973	$ 809	$ 922	$ 1,048
Ratio of expenses to average net assets	.59% A	.63% E	.66% E	.70%	.70%	.69%
Ratio of expenses to average net assets after expense reductions	.58% A, F	.62% F	.65% F	.70%	.70%	.68% F
Ratio of net investment income to average net assets	6.31% A	5.96%	5.83%	6.26%	6.41%	6.37%
Portfolio turnover rate	60% A	126% G	133%	117%	104%	151%

A Annualized

B Total returns for periods of less than one year are not annualized.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E FMR agreed to reimburse a portion of the fund's expenses during the period. Without this reimbursement, the fund's expense ratio would have been higher.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

G The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2000 (Unaudited)

1. Significant Accounting Policies.

Fidelity Short-Term Bond Fund (the fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Interest income, which includes accretion of original issue discount, is accrued as earned.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Distributions to Shareholders. Dividends are declared daily and paid monthly from net investment income. Distributions to shareholders from realized capital gains on investments, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Repurchase Agreements - continued

repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating funds.

Delayed Delivery Transactions. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Restricted Securities. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $691,244,000 and $422,703,000, respectively, of which U.S. government and government agency obligations aggregated $266,502,000 and $168,308,000, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .43% of average net assets.

Sub-Adviser Fee. FMR, on behalf of the fund, has entered into a sub-advisory agreement with Fidelity Investments Money Management, Inc. (FIMM), a wholly owned subsidiary of FMR. For its services, FIMM receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .13% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. Interfund Lending Program.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which the loan was outstanding amounted to $15,432,000. The weighted average interest rate was 6.62%. Interest earned from the interfund lending program amounted to $17,000 and is included in interest income on the Statement of Operations. At period end there were no interfund loans outstanding.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end there were no security loans outstanding.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions.

Through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $24,000 and $28,000, respectively, under these arrangements.

8. Merger Information.

On June 24, 1999, the fund acquired all of the assets and assumed all of the liabilities of Spartan Short-Term Bond Fund. The acquisition, which was approved by the shareholders of Spartan Short-Term Bond Fund on June 16, 1999, was accomplished by an exchange of 32,926,000 shares of the fund for the 31,705,000 shares then outstanding (each valued at $8.90) of Spartan Short-Term Bond Fund. Based on the opinion of fund counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. Spartan Short-Term Bond Fund's net assets, including $3,778,000 of unrealized depreciation, were combined with the fund for total net assets after the acquisition of $1,264,246,000.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)
Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6I

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6R

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company Boston, MA

Investment Sub-Advisers

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity Investments Money
Management, Inc.

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Dwight D. Churchill, Vice President

Andrew J. Dudley, Vice President

David L. Murphy, Vice President

Stanley N. Griffith, Assistant Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

Advisory Board

J. Michael Cook

Abigail P. Johnson

Marie L. Knowles

* Independent trustees

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Fidelity's Taxable Bond Funds

Capital & Income

Ginnie Mae

Government Income

High Income

Intermediate Bond

Intermediate Government Income

International Bond

Investment Grade Bond

New Markets Income

Short-Term Bond

Spartan® Government Income

Spartan Investment Grade Bond

Strategic Income

Target TimelineSM  2001 & 2003

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

STP-SANN-1200 118910
1.538290.103

Spartan®

Government Income

Fund

Semiannual Report

October 31, 2000

(2_fidelity_logos)

Contents

President's Message	3	Ned Johnson on investing strategies.
Performance	4	How the fund has done over time.
Fund Talk	7	The manager's review of fund performance, strategy and outlook.
Investment Changes	10	A summary of major shifts in the fund's investments over the past six months.
Investments	11	A complete list of the fund's investments with their market values.
Financial Statements	16	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	20	Notes to the financial statements.

To reduce expenses, only one copy of most financial reports and prospectuses may be mailed to households, even if more than one person in the household has an account in the fund. Call Fidelity at 1-800-544-8544 if you need additional copies of financial reports or prospectuses. If you do not want the mailing of these documents to be combined with those for other members of your household, contact Fidelity in writing at P.O. Box 5000, Cincinnati, OH 45273-8692.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

A sixth-straight year of double-digit positive returns for the Dow Jones Industrial Average, NASDAQ and S&P 500® could be in jeopardy unless the U.S. stock market shows marked improvement in the final two months of 2000. Through October, all three indexes had negative year-to-date returns. On the other hand, most fixed-income sectors were solidly in the black. Treasuries and other long-term government securities led the way, returning nearly 14%.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the total returns and dividends would have been lower.

Cumulative Total Returns

Periods ended October 31, 2000	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Spartan Government Income	5.94%	7.95%	33.56%	103.55%
LB Government Bond	5.65%	8.04%	35.66%	113.90%
General US Government Funds Average	5.33%	6.77%	29.13%	96.96%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Government Bond Index - a market value-weighted index of U.S. Government and government agency securities (other than mortgage securities) with maturities of one year or more. To measure how the fund's performance stacked up against its peers, you can compare it to the general U.S. government funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 189 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended October 31, 2000	Past 1 year	Past 5 years	Past 10 years
Spartan Government Income	7.95%	5.96%	7.37%
LB Government Bond	8.04%	6.29%	7.90%
General US Government Funds Average	6.77%	5.24%	6.99%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Semiannual Report

Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Spartan Government Income Fund on October 31, 1990. As the chart shows, by October 31, 2000, the value of the investment would have grown to $20,355 - a 103.55% increase on the initial investment. For comparison, look at how the Lehman Brothers Government Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $21,390 - a 113.90% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Performance - continued

Total Return Components

	Six months ended October 31,	Years ended April 30,
	2000	2000	1999	1998	1997	1996
Dividend returns	3.32%	6.22%	5.94%	6.55%	6.76%	6.69%
Capital returns	2.62%	-4.97%	0.10%	4.08%	-0.50%	1.41%
Total returns	5.94%	1.25%	6.04%	10.63%	6.26%	8.10%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

Dividends and Yield

Periods ended October 31, 2000	Past 1 month	Past 6 months	Past 1 year
Dividends per share	5.41¢	32.26¢	64.89¢
Annualized dividend rate	6.24%	6.36%	6.48%
30-day annualized yield	6.26%	-	-

Dividends per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $10.20 over the past one month, $10.06 over the past six months and $10.01 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. If Fidelity had not reimbursed certain fund expenses the yield would have been 6.16%.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

Strong technical factors in the market helped most investment-grade bonds overcome unusually volatile market conditions, enabling them to handily outperform most major U.S. equity indexes during the six-month period that ended October 31, 2000. The Lehman Brothers Aggregate Bond Index - a popular measure of taxable-bond performance - returned 5.80% during this time frame. Treasuries continued their hot streak from the beginning of 2000 thanks to a swelling federal surplus and the U.S. government's decision to buy back increasingly larger amounts of outstanding long-term debt. Anticipation that the Fed was finished raising interest rates following a half-point hike in May, combined with persistent flights-to-safety from risk-averse investors concerned about volatility in equity markets, further bolstered the long bond, helping the Lehman Brothers Treasury Index return 5.50% during the period. Mortgage and agency securities rallied back from their period lows in May to post formidable six-month returns. Discount mortgages were boosted by higher-than-normal prepayment activity supported by a strong housing market. Agencies staged a comeback behind reduced political risk surrounding government-sponsored enterprises. During the past six months, the Lehman Brothers Mortgage-Backed Securities and U.S. Agency indexes returned 6.24% and 6.08%, respectively. The corporate sector was the worst-performing segment of the market, plagued by deteriorating credit conditions and growing supply pressures. The Lehman Brothers Credit Bond Index posted a 5.37% return during the six-month period.

(Portfolio Manager photograph)
An interview with Tom Silvia, Portfolio Manager of Spartan Government Income Fund

Q. How did the fund perform, Tom?

A. For the six-month period that ended October 31, 2000, the fund provided a total return of 5.94%. To get a sense of how the fund did relative to its competitors, the general U.S. government funds average returned 5.33% for the same six-month period, according to Lipper Inc. Additionally, the Lehman Brothers Government Bond Index - which tracks the types of securities in which the fund invests - returned 5.65% for the six-month period. For the 12-month period that ended October 31, 2000, the fund provided a total return of 7.95%, compared to the 6.77% return for the U.S. government funds average and 8.04% for the Lehman Brothers index.

Q. What helped the fund beat its peers and the Lehman Brothers index during the most recent six-month period?

A. Sector allocation was the main contributor to the fund's performance for a couple of reasons. First, the fund's larger-than-average weighting - compared with its peers - in mortgage securities, which are not contained in the Lehman Brothers index, was a plus because they outpaced both agency and Treasury securities during the period. The threat of prepayments was quite low during much of period, which helped mortgage securities. Also, the fund had a relatively large stake in 30-year mortgages, which outpaced their 15-year counterparts during the period.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. How did the fund's stake in U.S. government agency obligations - at 41.4% of net assets as of October 31, 2000 - fare?

A. They were a bit of a disappointment early on, although they improved later in the period and boosted the fund's performance. Agencies spent the spring and summer battling an unfavorable supply and demand backdrop. Just as the Treasury was cutting back its issuance, many agencies were expanding theirs. Furthermore, agency obligations had to contend with the threat that Congress might cut off longstanding but never-used lines of credit that give some agencies - particularly mortgage securities issuers Fannie Mae and Freddie Mac - implicit government backing. More recently, however, these securities bounced back because they made some concessions to legislators, adopting measures to improve their capital structure and to allow more scrutiny of their books.

Q. Which agency securities did you emphasize?

A. In choosing agency obligations for the fund, I try to achieve a balance between those that are liquid, or easily traded, and those that offer a bit more yield. From the standpoint of liquidity, I focused on securities issued by Fannie Mae and Freddie Mac. For yield, I chose securities issued by other agencies guaranteed by the U.S. government, such as the Export/Import Bank, the U.S. Department of Housing and Urban Development and others, which offered as little as one basis point (0.01 percentage points) or as much as 20 basis points or more in yield than Fannie Mae and Freddie Mac securities.

Q. Were there any disappointments during the past six months?

A. After performing well in the spring and summer, long-term Treasury securities were somewhat disappointing in the fall. Early on, longer-term Treasury securities posted strong gains and outperformed short- and intermediate-term Treasury securities as the government bought back older, longer-term, high-interest Treasury debt. More recently, however, short- and intermediate-term securities outperformed longer-term bonds as short-term interest rates fell on evidence that economic growth was slowing. That fanned expectations that the Fed would stop raising, if not lower, interest rates in the months ahead.

Q. What's your outlook?

A. I believe that mortgage and agency securities continue to offer very attractive long-term values. The current yield advantage they enjoy helps position them to perform better than Treasury securities, in my view. That's why I plan to keep relatively large weightings in each. To the extent that their spread relationship relative to Treasuries returns to more normal levels, agency and mortgage securities can do well. Even if the current spread relationship remains constant, their yield advantage should help them gain ground on Treasuries.

Fund Facts

Goal: seeks a high level of current income

Fund number: 453

Trading symbol: SPGVX

Start date: December 20, 1988

Size: as of October 31, 2000, more than $659 million

Manager: Tom Silvia, since 1998; manager, various Fidelity and Spartan government and mortgage funds; joined Fidelity in 1993

3

Tom Silvia on the government's buyback of Treasury securities:

"As the federal budget deficits of the early 1990s morphed into federal budget surpluses during the past three years, the U.S. Treasury was able to make significant progress in reducing the nation's debt load. During the past three years, the government has paid down $363 billion of publicly held debt, which helped cut the nation's debt to 34% of gross domestic product, down from nearly 50% seven years ago. One way debt was reduced was through the buyback of outstanding Treasury securities. By the end of October 2000, the Treasury had conducted 16 debt buyback operations, redeeming $25 billion in debt. Additionally, the Treasury eliminated three- and seven-year Treasury notes and reduced the frequencies and sizes of remaining debt auctions. The Treasury Department already has announced that it expects to pay down another $23 billion in marketable debt during the October through December quarter of 2000. Beyond that, it's my view that the Treasury will continue to use buybacks as an important debt management tool. To the extent that more Treasury securities are bought back, the Treasury market should benefit, much as it has during the past year."

Semiannual Report

Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Semiannual Report

Investment Changes

Coupon Distribution as of October 31, 2000
	% of fund's investments	% of fund's investments 6 months ago
5 - 5.99%	10.4	9.5
6 - 6.99%	45.6	34.1
7 - 7.99%	15.5	26.5
8 - 8.99%	19.2	21.6
9 - 9.99%	4.0	4.0
10% and over	1.7	0.5
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Average Years to Maturity as of October 31, 2000
6 months ago
Years	9.7	9.4
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of October 31, 2000
6 months ago
Years	5.2	5.3

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of October 31, 2000	As of April 30, 2000
Mortgage Securities 18.3%	Mortgage Securities 22.6%
CMOs and Other Mortgage Related Securities 6.3%	CMOs and Other Mortgage Related Securities 5.3%
U.S. Treasury Obligations 30.1%	U.S. Treasury Obligations 19.9%
U.S. Government Agency Obligations 41.4%	U.S. Government Agency Obligations 49.4%
Short-Term Investments and Net Other Assets 3.9%	Short-Term Investments and Net Other Assets 2.8%

Semiannual Report

Investments October 31, 2000

(Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 71.5%
	Principal Amount	Value (Note 1)
U.S. Government Agency Obligations - 41.4%
Fannie Mae:
6.375% 10/15/02	$ 3,000,000	$ 2,998,590
6.5% 4/29/09	16,760,000	15,958,704
6.625% 10/15/07	17,250,000	17,255,348
7.25% 5/15/30	9,295,000	9,868,790
Farm Credit Systems Financial Assistance Corp.:
8.8% 6/10/05	1,860,000	2,020,425
9.375% 7/21/03	9,910,000	10,609,844
Federal Farm Credit Bank 6.05% 1/3/06	3,425,000	3,341,499
Federal Home Loan Bank:
5.125% 9/15/03	490,000	472,928
5.29% 1/27/06	15,000,000	13,976,888
Freddie Mac:
6.45% 4/29/09	27,500,000	26,099,975
6.75% 3/15/31	8,155,000	8,137,141
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) 8.5% 4/1/06	5,359,077	5,629,871
Government Trust Certificates (assets of Trust guaranteed by U.S. Government through Defense Security Assistance Agency):
Class 1-C, 9.25% 11/15/01	4,095,118	4,155,112
Class 2-E, 9.4% 5/15/02	433,379	436,824
Class 3-T, 9.625% 5/15/02	3,036,804	3,066,079
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export- Import Bank):
Series 1993-C, 5.2% 10/15/04	107,378	104,246
Series 1993-D, 5.23% 5/15/05	1,621,064	1,570,694
Series 1994-A, 7.12% 4/15/06	7,517,886	7,626,896
Series 1995-A, 6.28% 6/15/04	6,630,589	6,573,983
Series 1996-A, 6.55% 6/15/04	3,517,616	3,503,960
Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export- Import Bank):
Series 1994-A, 7.39% 6/26/06	30,499,999	31,045,949
Series 1994-B, 7.5% 1/26/06	185,731	189,378
Series 1997-A, 6.104% 7/15/03	2,800,000	2,776,200
Israel Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export- Import Bank) Series 1994-1, 6.88% 1/26/03	200,000	199,652
Knoxville Tennessee U.S. Government Guaranteed Notes Series 1990-A, 9.2% 8/1/02	1,000,000	1,046,300
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency Obligations - continued
Overseas Private Investment Corp. U.S. Government guaranteed participation certificate:
Series 1994-195, 6.08% 8/15/04 (callable)	$ 8,140,500	$ 8,091,331
Series 1996-A1, 6.726% 9/15/10 (callable)	1,739,130	1,762,243
Private Export Funding Corp. secured:
5.31% 11/15/03 (a)	810,000	780,613
5.65% 3/15/03	401,072	394,682
5.8% 2/1/04	4,777,500	4,693,989
5.82% 6/15/03 (a)	11,790,000	11,462,091
6.62% 10/1/05	2,220,000	2,233,609
6.86% 4/30/04	8,793,867	8,808,966
State of Israel (guaranteed by U.S. Government through Agency for International Development):
5.7% 2/15/03	5,000,000	4,915,900
6.6% 2/15/08	22,250,000	22,124,733
6.625% 8/15/03	18,200,000	18,254,964
U.S. Department of Housing and Urban Development government guaranteed participation certificates Series 1999-A:
5.75% 8/1/06	4,100,000	3,942,560
5.96% 8/1/09	6,650,000	6,312,513
U.S. Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) 8.17% 1/15/07	549,792	575,192
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		273,018,662
U.S. Treasury Obligations - 30.1%
U.S. Treasury Bonds:
6.125% 11/15/27	20,875,000	21,325,065
6.125% 8/15/29	44,000,000	45,567,280
8% 11/15/21	6,440,000	7,959,454
8.875% 8/15/17	61,341,000	79,743,295
14% 11/15/11	6,000,000	8,394,360
U.S. Treasury Notes:
5.25% 5/31/01	14,000,000	13,905,094
6.625% 6/30/01	21,900,000	21,931,930
TOTAL U.S. TREASURY OBLIGATIONS		198,826,478
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $475,310,074)		471,845,140
U.S. Government Agency - Mortgage Securities - 18.3%
	Principal Amount	Value (Note 1)
Fannie Mae - 12.2%
5.5% 9/1/08 to 7/1/09	$ 5,889,030	$ 5,652,537
6% 11/1/09 to 1/1/29	11,356,647	10,887,083
6.5% 2/1/10 to 11/1/30	15,567,225	14,972,782
7% 11/1/06 to 9/1/29	18,965,061	18,620,995
7.5% 9/1/29 to 11/1/30	26,260,501	26,219,286
8.25% 12/1/01	1,878,826	1,881,946
9.5% 11/1/06 to 11/15/09	1,179,083	1,215,480
11% 8/1/10	249,608	270,730
11.25% 5/1/14	77,312	85,127
11.5% 6/1/19	381,805	423,803
12.5% 3/1/16	38,841	43,878
13% 9/1/13	26,815	30,636
13.5% 5/1/11 to 1/1/15	67,088	74,254
		80,378,537
Freddie Mac - 5.0%
6.5% 5/1/08	355,563	350,895
6.775% 11/15/03	4,983,406	4,958,295
7.5% 6/1/07	183,210	185,086
8% 1/1/07	592,282	599,988
8.5% 7/1/22 to 5/1/30	20,558,210	21,055,758
9% 8/1/08 to 4/1/20	601,542	619,927
9.5% 6/1/09 to 8/1/21	3,256,903	3,398,020
10% 7/1/09 to 8/1/21	894,783	956,008
12% 9/1/03 to 12/1/15	57,681	62,772
12.25% 3/1/11 to 9/1/13	91,781	99,025
12.5% 2/1/14 to 6/1/19	283,659	318,516
13% 8/1/10 to 6/1/15	115,202	131,324
13.5% 10/1/11	999	1,150
		32,736,764
Government National Mortgage Association - 1.1%
6.5% 5/15/02 to 7/15/03	920,840	911,550
7.5% 8/15/06 to 6/15/07	1,601,890	1,625,551
8% 12/15/23	4,317,482	4,398,435
10.5% 4/15/14 to 1/15/18	470,721	508,058
13.5% 7/15/11	36,181	41,301
		7,484,895
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $121,347,413)		120,600,196
Collateralized Mortgage Obligations - 6.1%
	Principal Amount	Value (Note 1)
U.S. Government Agency - 6.1%
Fannie Mae REMIC planned amortization class:
Series 1991-170 Class E, 8% 12/25/06	$ 2,373,176	$ 2,397,649
Series 1993-134 Class GA, 6.5% 2/25/07	2,870,000	2,845,777
Series 1993-160 Class PK, 6.5% 11/25/22	16,800,000	16,449,065
Series 1994-72 Class G, 6% 10/25/19	6,300,000	6,219,234
Freddie Mac:
REMIC planned amortization class:
Series 1141 Class G, 9% 9/15/21	1,967,201	2,040,971
Series 1727 Class H, 6.5% 8/15/23	5,200,000	4,985,500
sequential pay Series 1974 Class Z, 7% 8/15/20	5,219,252	5,018,624
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $39,551,150)		39,956,820
Commercial Mortgage Securities - 0.2%

Fannie Mae ACES sequential pay Series 1996-M5 Class A1, 7.141% 7/25/10 (Cost $1,539,160)	1,525,719	1,532,394
Cash Equivalents - 3.5%
	Maturity Amount
Investments in repurchase agreements (U.S. Government Obligations), in a joint trading account at 6.62%, dated 10/31/00 due 11/1/00 (Cost $23,213,000)	$ 23,217,268	23,213,000

TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $660,960,797)		657,147,550

NET OTHER ASSETS - 0.4%		2,798,819
NET ASSETS - 100%		$ 659,946,369
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $12,242,704 or 1.9% of net assets.

Income Tax Information

At October 31, 2000, the aggregate cost of investment securities for income tax purposes was $660,965,328. Net unrealized depreciation aggregated $3,817,778, of which $4,416,863 related to appreciated investment securities and $8,234,641 related to depreciated investment securities.

At April 30, 2000, the fund had a capital loss carryforward of approximately $21,568,000 of which $2,265,000, $1,392,000, $2,162,000 and $15,749,000 will expire on April 30, 2003, 2004, 2005 and 2008, respectively.

The fund intends to elect to defer to its fiscal year ending April 30, 2001 approximately $8,662,000 of losses recognized during the period November 1, 1999 to April 30, 2000.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2000 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $23,213,000) (cost $660,960,797) - See accompanying schedule		$ 657,147,550
Cash		828
Receivable for investments sold		44,675
Receivable for fund shares sold		733,732
Interest receivable		8,463,385
Total assets		666,390,170
Liabilities
Payable for investments purchased	$ 5,166,082
Payable for fund shares redeemed	697,682
Distributions payable	302,991
Accrued management fee	272,137
Other payables and accrued expenses	4,909
Total liabilities		6,443,801
Net Assets		$ 659,946,369
Net Assets consist of:
Paid in capital		$ 693,497,863
Undistributed net investment income		714,120
Accumulated undistributed net realized gain (loss) on investments		(30,452,367)
Net unrealized appreciation (depreciation) on investments		(3,813,247)
Net Assets, for 64,718,105 shares outstanding		$ 659,946,369
Net Asset Value, offering price and redemption price per share ($659,946,369 ÷ 64,718,105 shares)		$10.20

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended October 31, 2000 (Unaudited)
Investment Income Interest		$ 21,803,688
Security lending		3,410
Total Income		21,807,098
Expenses
Management fee	$ 1,906,289
Non-interested trustees' compensation	1,226
Total expenses before reductions	1,907,515
Expense reductions	(352,720)	1,554,795
Net investment income		20,252,303
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		(193,144)
Change in net unrealized appreciation (depreciation) on investment securities		15,868,691
Net gain (loss)		15,675,547
Net increase (decrease) in net assets resulting from operations		$ 35,927,850

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended October 31, 2000 (Unaudited)	Year ended April 30, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 20,252,303	$ 33,481,133
Net realized gain (loss)	(193,144)	(19,821,577)
Change in net unrealized appreciation (depreciation)	15,868,691	(12,045,459)
Net increase (decrease) in net assets resulting from operations	35,927,850	1,614,097
Distributions to shareholders from net investment income	(20,224,843)	(33,886,147)
Share transactions Net proceeds from sales of shares	96,018,688	361,028,152
Reinvestment of distributions	18,265,809	29,554,678
Cost of shares redeemed	(86,691,273)	(485,432,497)
Net increase (decrease) in net assets resulting from share transactions	27,593,224	(94,849,667)
Total increase (decrease) in net assets	43,296,231	(127,121,717)
Net Assets
Beginning of period	616,650,138	743,771,855
End of period (including undistributed net investment income of $714,120 and $686,660, respectively)	$ 659,946,369	$ 616,650,138
Other Information Shares
Sold	9,522,024	35,992,227
Issued in reinvestment of distributions	1,810,235	2,940,052
Redeemed	(8,623,806)	(48,046,625)
Net increase (decrease)	2,708,453	(9,114,346)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended October 31, 2000	Years ended April 30,
	(Unaudited)	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 9.940	$ 10.460	$ 10.450	$ 10.040	$ 10.090	$ 9.950
Income from Investment Operations Net investment income	.323 D	.628 D	.629 D	.647 D	.672 D	.672
Net realized and unrealized gain (loss)	.260	(.509)	(.003)	.396	(.057)	.132
Total from investment operations	.583	.119	.626	1.043	.615	.804
Less Distributions
From net investment income	(.323)	(.639)	(.616)	(.633)	(.665)	(.664)
Net asset value, end of period	$ 10.200	$ 9.940	$ 10.460	$ 10.450	$ 10.040	$ 10.090
Total Return B, C	5.94%	1.25%	6.04%	10.63%	6.26%	8.10%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 659,946	$ 616,650	$ 743,772	$ 322,504	$ 257,784	$ 233,597
Ratio of expenses to average net assets	.50% A, E	.50% E	.51% E	.60% E	.60% E	.65%
Ratio of expenses to average net assets after expense reductions	.49% A, F	.50%	.51%	.60%	.60%	.62% F
Ratio of net investment income to average net assets	6.37% A	6.23%	5.94%	6.27%	6.65%	6.55%
Portfolio turnover rate	186% A	118%	218%	173%	135%	114%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the former account closeout fee and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E FMR agreed to reimburse a portion of the fund's expenses during the period. Without this reimbursement, the fund's expense ratio would have been higher.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2000 (Unaudited)

1. Significant Accounting Policies.

Spartan Government Income Fund (the fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Interest income, which includes accretion of original issue discount, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Delayed Delivery Transactions. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Restricted Securities. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

3. Purchases and Sales of Investments.

Purchases and sales of long-term U.S. government and government agency obligations aggregated $587,471,070 and $568,826,959, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a fee that is computed daily at an annual rate of .60% of the fund's average net assets. FMR pays

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

Sub-Adviser Fee. FMR, on behalf of the fund, has entered into a sub-advisory agreement with Fidelity Investments Money Management, Inc. (FIMM), a wholly owned subsidiary of FMR. For its services, FIMM receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

5. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end there were no security loans outstanding.

6. Expense Reductions.

FMR voluntarily agreed to reimburse the fund's operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses, if any) above an annual rate of .50% of average net assets. For the period, the reimbursement reduced the expenses by $330,903.

In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's expenses were reduced by $21,817 under these arrangements.

7. Beneficial Interest.

At the end of the period, Charitable Gift Fund, an affiliate of FMR was record owner of approximately 8% of the total outstanding shares of the fund.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)
Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments Money
Management, Inc.

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Dwight D. Churchill, Vice President

David L. Murphy, Vice President

Thomas J. Silvia, Vice President

Stanley N. Griffith, Assistant Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

Advisory Board

J. Michael Cook

Abigail P. Johnson

Marie L. Knowles

General Distributor

Fidelity Distributors Corporation

Boston, MA

* Independent trustees

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Fidelity's Taxable Bond Funds

Capital & Income

Ginnie Mae

Government Income

High Income

Intermediate Bond

Intermediate Government Income

International Bond

Investment Grade Bond

New Markets Income

Short-Term Bond

Spartan® Government Income

Spartan Investment Grade Bond

Strategic Income

Target TimelineSM  2001 & 2003

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)(automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

SPG-SANN-1200 118993
1.538297.103

Fidelity®

High Income

Fund

Semiannual Report

October 31, 2000

(2_fidelity_logos)

Contents

President's Message	3	Ned Johnson on investing strategies.
Performance	4	How the fund has done over time.
Fund Talk	7	The manager's review of fund performance, strategy and outlook.
Investment Changes	10	A summary of major shifts in the fund's investments over the past six months.
Investments	11	A complete list of the fund's investments with their market values.
Financial Statements	28	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	32	Notes to the financial statements.

To reduce expenses, only one copy of most financial reports and prospectuses may be mailed to households, even if more than one person in the household has an account in the fund. Call Fidelity at 1-800-544-8544 if you need additional copies of financial reports or prospectuses. If you do not want the mailing of these documents to be combined with those for other members of your household, contact Fidelity in writing at P.O. Box 5000, Cincinnati, OH 45273-8692.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

A sixth-straight year of double-digit positive returns for the Dow Jones Industrial Average, NASDAQ and S&P 500® could be in jeopardy unless the U.S. stock market shows marked improvement in the final two months of 2000. Through October, all three indexes had negative year-to-date returns. On the other hand, most fixed-income sectors were solidly in the black. Treasuries and other long-term government securities led the way, returning nearly 14%.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance.

Cumulative Total Returns

Periods ended October 31, 2000	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity High Income	-7.12%	-8.32%	35.70%	239.61%
ML High Yield Master II	-1.93%	-1.68%	31.76%	199.32%
High Current Yield Funds Average	-3.83%	-2.77%	25.45%	173.70%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. To measure how the fund's performance stacked up against its peers, you can compare it to the high current yield funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 382 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended October 31, 2000	Past 1 year	Past 5 years	Past 10 years
Fidelity High Income	-8.32%	6.30%	13.01%
ML High Yield Master II	-1.68%	5.67%	11.59%
High Current Yield Funds Average	-2.77%	4.55%	10.51%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

Semiannual Report

Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity High Income Fund on October 31, 1990. As the chart shows, by October 31, 2000, the value of the investment would have grown to $33,961 - a 239.61% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master II Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $29,932 - a 199.32% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Performance - continued

Total Return Components

	Six months ended October 31,	Years ended April 30,
	2000	2000	1999	1998	1997	1996
Dividend returns	3.83%	8.98%	8.83%	9.64%	8.76%	10.66%
Capital returns	-10.95%	-13.46%	-1.92%	11.98%	1.81%	5.40%
Total returns	-7.12%	-4.48%	6.91%	21.62%	10.57%	16.06%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

Dividends and Yield

Periods ended October 31, 2000	Past 1 month	Past 6 months	Past 1 year
Dividends per share	7.65¢	45.45¢	92.93¢ A
Annualized dividend rate	8.74%	8.30%	8.21%
30-day annualized yield	11.98%	-	-

Dividends per share show the income paid by the fund for a set period, and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $10.30 over the past one month, $10.86 over the past six months and $11.32 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized yield is a standard formula based on the yields of the securities in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.

A Non-taxable dividends: Dividends paid are based on the fund's investment income at the time of distribution. Dividends of approximately 8.8¢ per share paid during 2000 were a non-taxable return of capital. The exact non-taxable amount to use in preparing your income tax return will depend upon your share activity and will be reported to you in January 2001.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

While the six-month period ending October 31, 2000, was one that most high-yield investors would just as soon forget, positive signs about the market's prospects emerged toward the end of the period. During the past six months, the Merrill Lynch High Yield Master II Index - a broad measure of high-yield market performance - fell 1.93%. This return lagged the overall U.S. taxable bond market as measured by the Lehman Brothers Aggregate Bond Index, which gained 5.80% during the same time frame. A number of adverse conditions held back high-yield performance, including a struggling telecommunications sector - which makes up a large portion of the high-yield debt market - and an increasing default rate that led to decreasing demand. In a flight to safety, many high-yield investors turned to the relative security of the Treasury market, this year's best-performing fixed-income sector through the end of October. One potential catalyst for improved performance in the high-yield market could be a continued increase in merger and acquisition activity. From July to August, $90 billion in M&A activity took place where the target company was in the high-yield universe. Not only do these deals reduce the supply of high-yield credits, they also establish benchmark valuations for some sectors of the market.

(Portfolio Manager photograph)
Note to shareholders: Frederick Hoff became Portfolio Manager of Fidelity High Income Fund on June 1, 2000.

Q. How did the fund perform, Fred?

A. Rather poorly. For the six-month period that ended October 31, 2000, the fund had a total return of -7.12%. To get a sense of how the fund did relative to its competitors, the high current yield funds average returned -3.83% for the same six-month period, according to Lipper Inc. The overall high-yield market, as measured by the Merrill Lynch High Yield Master II Index, returned -1.93%. For the 12-month period that ended October 31, 2000, the fund had a total return of -8.32%. In comparison, the high current yield funds average returned -2.77% and the Merrill Lynch index returned -1.68% for the same 12-month period.

Q. Can you give us some perspective about the factors that affected fund performance during the past six months?

A. Credit quality - especially for lower-rated high-yield bonds - deteriorated during the past six months as short-term interest rates rose and liquidity fell. Essentially, rising rates slowed economic activity and created increasingly difficult conditions, causing more companies to miss earnings targets. The lack of liquidity - meaning how easily investors could buy and sell bonds - stifled demand. Furthermore, the market suffered outflows from high-yield mutual funds in favor of more defensive investments. Even though there was a significant drop in new issue supply, it wasn't enough to offset the gloom that settled over the market. Against this negative backdrop, the fund had several disappointments that caused it to lag both the index and the peer group.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. Which investments caused the fund to underperform?

A. The biggest disappointment was an investment in Macsaver Financial, the financing arm of the country's largest furniture retailer, Heilig-Meyers. Macsaver filed for Chapter 11 bankruptcy protection during the period due to slowing sales and customer collection problems. The fund's comparatively large weighting in telecommunications holdings also detracted from performance. Following several earnings disappointments from companies such as Call-Net and ICG Communications, investors became increasingly concerned with the industry's ability to raise additional capital. Even telecommunications companies that continued to meet their business plans - such as Adelphia Business Solutions, NEXTLINK and WinStar - eventually succumbed to market pressures. Finally, the fund was overweighted relative to the Merrill Lynch index in securities rated B and CCC, and in deferred pay securities, such as zero coupon bonds and payment-in-kind preferred stocks. These types of securities - which tend to be quite volatile - significantly underperformed during the period.

Q. Which holdings held up well and helped the fund's performance?

A. Our bond holdings in EchoStar, the second-largest participant in satellite television transmission, performed well. Investors remained optimistic about the company's ability to expand its subscriber base and increase revenue. Our equity holdings in Intersil, which we received as part of our original debt investment in the company, posted strong gains following the company's initial public offering of stock. The fund also benefited from several takeovers, including Federal Data, which was bought by Northrop Grumman; Gothic Energy, which was purchased by Chesapeake Energy; and Verio, which was acquired by NTT.

Q. What's ahead for the high-yield market and the fund?

A. Market sentiment is extremely negative right now, and investors are pricing high-yield securities at a significant discount to par assuming a worst-case scenario. My view is that by applying Fidelity's expertise in research, we will be able to identify companies that have been unfairly punished and will do well when the market recovers. Furthermore, I expect the pace of merger and acquisition activity to remain solid and will likely continue to be a positive for the fund. Telecommunications companies in particular now face more limited access to capital, which may force them to sell out to better-funded companies. Across a number of other industries, good companies are available at very cheap prices and also are likely acquisition targets as a result.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Fund Facts

Goal: high current income; growth of capital may also be considered

Fund number: 455

Trading symbol: SPHIX

Start date: August 29, 1990

Size: as of October 31, 2000, more than $2.4 billion

Manager: Fred Hoff, since June 2000; high-yield subportfolio manager, several Fidelity asset allocation funds, 1997-present; high-yield analyst, 1991-2000; joined Fidelity in 1991

3

Frederick Hoff on recent changes in the fund:

"Drawing on my previous experience as a research analyst, I select investments for the fund by starting with company fundamentals. With the help of Fidelity's research team, I do incredibly in-depth research and spend a lot of time communicating with the management teams of the companies in which we invest. Since taking over the fund in June, I've made a couple of changes that reflect our research efforts. For example, I've reduced the fund's exposure to ´turnaround' situations. Based on a risk/reward tradeoff, I'd rather emphasize companies that already have exhibited good positive momentum. I also reduced the fund's stake in ´cyclical' companies whose performance is dependent on the strength of the economy. I cut back on investments in the paper, chemical and auto supply industries in response to more signs that the economy is slowing."

Semiannual Report

Investment Changes

Top Five Holdings as of October 31, 2000
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Nextel Communications, Inc.	8.1	9.5
CSC Holdings, Inc.	5.3	4.3
XO Communications, Inc.	2.5	2.2
EchoStar Communications Corp.	2.4	2.9
WinStar Communications, Inc.	2.2	0.2
	20.5	19.1
Top Five Market Sectors as of October 31, 2000
	% of fund's net assets	% of fund's net assets 6 months ago
Media & Leisure	33.6	28.3
Utilities	26.2	26.8
Technology	7.1	8.1
Basic Industries	5.3	8.3
Construction & Real Estate	3.8	3.9
Quality Diversification as of October 31, 2000
(Moody's Ratings)	% of fund's investments	% of fund's investments 6 months ago
Aaa, Aa, A	0.0	0.0
Baa	1.2	1.6
Ba	9.4	6.1
B	48.5	41.8
Caa, Ca, C	10.8	15.1
D	0.1	0.0
Not Rated	1.6	5.0

Table excludes short-term investments. Where Moody's ratings are not available, we have used S&P ® ratings. Unrated debt securities that are equivalent to Ba and below at October 31, 2000 and April 30, 2000 account for 1.6% and 5.0% respectively of the fund's investments.

Asset Allocation (% of fund's net assets)
As of October 31, 2000 *		As of April 30, 2000 **
	Nonconvertible Bonds 66.8%		Nonconvertible Bonds 65.4%
	Convertible Bonds, Preferred Stocks 21.3%		Convertible Bonds, Preferred Stocks 25.2%
	Common Stocks 4.2%		Common Stocks 4.9%
	Other Investments 1.1%		Other Investments 0.8%
	Short-Term Investments and Net Other Assets 6.6%		Short-Term Investments and Net Other Assets 3.7%
* Foreign investments	7.6%	** Foreign investments	10.4%

Semiannual Report

Investments October 31, 2000

(Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 69.2%
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Convertible Bonds - 2.4%
CONSTRUCTION & REAL ESTATE - 0.1%
Building Materials - 0.1%
Hexcel Corp. 7% 8/1/03	B3	$ 1,210	$ 1,101
FINANCE - 0.1%
Credit & Other Finance - 0.1%
HIH Capital Ltd. euro 7.5% 9/25/06	-	5,500	2,090
HEALTH - 0.6%
Medical Facilities Management - 0.6%
Tenet Healthcare Corp. 6% 12/1/05	B1	5,260	4,471
Total Renal Care Holdings, Inc.:
7% 5/15/09	B3	5,900	4,366
7% 5/15/09 (e)	B3	9,360	6,926
			15,763
MEDIA & LEISURE - 0.8%
Broadcasting - 0.5%
EchoStar Communications Corp. 4.875% 1/1/07 (e)	Caa2	10,240	12,032
Lodging & Gaming - 0.3%
Hilton Hotels Corp. 5% 5/15/06	Ba2	9,530	7,719
TOTAL MEDIA & LEISURE			19,751
RETAIL & WHOLESALE - 0.8%
Retail & Wholesale, Miscellaneous - 0.8%
Sunglass Hut International, Inc.:
5.25% 6/15/03 (e)	B2	19,730	15,118
5.25% 6/15/03	B3	5,780	4,429
			19,547
TOTAL CONVERTIBLE BONDS			58,252
Nonconvertible Bonds - 66.8%
AEROSPACE & DEFENSE - 0.0%
Ship Building & Repair - 0.0%
Newport News Shipbuilding, Inc. 9.25% 12/1/06	Ba3	370	374
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
BASIC INDUSTRIES - 5.3%
Chemicals & Plastics - 3.2%
Avecia Group PLC 11% 7/1/09	B2	$ 750	$ 713
Geo Specialty Chemicals, Inc. 10.125% 8/1/08	B3	5,390	4,312
Huntsman Corp. 9.5% 7/1/07 (e)	B2	34,320	20,592
Lyondell Chemical Co.:
9.875% 5/1/07	Ba3	19,825	19,329
10.875% 5/1/09	B2	4,775	4,584
Sterling Chemicals, Inc.:
11.25% 4/1/07	Caa3	6,460	3,424
11.75% 8/15/06	Caa3	9,310	5,121
12.375% 7/15/06	B3	21,725	20,747
			78,822
Metals & Mining - 0.4%
Better Minerals & Aggregates Co. 13% 9/15/09	B3	11,480	9,414
Packaging & Containers - 1.2%
Gaylord Container Corp.:
9.375% 6/15/07	Caa1	23,515	15,285
9.75% 6/15/07	Caa1	9,665	6,476
9.875% 2/15/08	Caa3	25,060	7,518
			29,279
Paper & Forest Products - 0.5%
Container Corp. of America gtd. 9.75% 4/1/03	B2	7,380	7,380
Stone Container Corp. 12.58% 8/1/16 (f)	B2	3,990	3,990
			11,370
TOTAL BASIC INDUSTRIES			128,885
CONSTRUCTION & REAL ESTATE - 2.3%
Building Materials - 1.3%
American Standard Companies, Inc. 8.25% 6/1/09	Ba2	6,860	6,654
American Standard Companies, Inc.:
7.375% 2/1/08	Ba2	6,140	5,710
7.625% 2/15/10	Ba2	3,660	3,404
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSTRUCTION & REAL ESTATE - continued
Building Materials - continued
Atrium Companies, Inc. 10.5% 5/1/09	B3	$ 12,690	$ 10,755
Numatics, Inc. 9.625% 4/1/08	B3	5,971	4,598
			31,121
Construction - 0.4%
Blount, Inc. 13% 8/1/09	B3	12,105	10,168
Engineering - 0.6%
Anteon Corp. 12% 5/15/09	B3	8,000	7,040
Morrison Knudsen Corp. 11% 7/1/10 (e)	Ba2	7,980	6,584
			13,624
Real Estate - 0.0%
LNR Property Corp. 9.375% 3/15/08	B1	1,000	900
TOTAL CONSTRUCTION & REAL ESTATE			55,813
DURABLES - 0.4%
Autos, Tires, & Accessories - 0.0%
Cambridge Industries, Inc. 10.25% 7/15/07 (c)	-	2,230	624
Home Furnishings - 0.4%
Omega Cabinets Ltd. 10.5% 6/15/07	B3	10,810	9,945
TOTAL DURABLES			10,569
ENERGY - 2.4%
Energy Services - 0.6%
R&B Falcon Corp.:
6.5% 4/15/03	Ba3	10,080	9,576
6.75% 4/15/05	Ba3	5,942	5,526
			15,102
Oil & Gas - 1.8%
Chesapeake Energy Corp. 9.625% 5/1/05	B2	1,995	1,995
Gothic Production Corp. 11.125% 5/1/05	B3	28,858	30,301
Nuevo Energy Co. 9.375% 10/1/10 (e)	B1	2,625	2,612
Petsec Energy, Inc. 9.5% 6/15/07 (c)	D	5,270	2,767
Western Gas Resources, Inc. 10% 6/15/09	Ba3	5,480	5,699
			43,374
TOTAL ENERGY			58,476
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCE - 1.1%
Credit & Other Finance - 1.1%
GS Escrow Corp. 7% 8/1/03	Ba1	$ 25,000	$ 23,688
Macsaver Financial Services, Inc.:
7.4% 2/15/02 (c)	Ca	2,090	251
7.6% 8/1/07 (c)	Ca	14,010	1,681
7.875% 8/1/03 (c)	Ca	15,180	1,822
			27,442
HEALTH - 2.5%
Drugs & Pharmaceuticals - 0.3%
Warner Chilcott, Inc. 12.625% 2/15/08 (e)	B2	6,600	6,666
Medical Facilities Management - 2.2%
Dynacare, Inc. 10.75% 1/15/06	B2	7,210	6,922
Everest Healthcare Services, Inc. 9.75% 5/1/08	B3	5,130	4,822
Fountain View, Inc. 11.25% 4/15/08	Caa1	17,360	3,472
Oxford Health Plans, Inc. 11% 5/15/05	B2	26,260	28,623
Tenet Healthcare Corp. 8.125% 12/1/08	Ba3	2,670	2,570
Unilab Corp. 12.75% 10/1/09	B3	8,395	8,983
			55,392
TOTAL HEALTH			62,058
INDUSTRIAL MACHINERY & EQUIPMENT - 3.4%
Industrial Machinery & Equipment - 1.8%
Dunlop Standard Aero Holdings PLC 11.875% 5/15/09	B3	18,150	18,059
International Knife & Saw, Inc. 11.375% 11/15/06	Caa1	5,280	2,482
Roller Bearing Co. of America, Inc. 9.625% 6/15/07	B-	7,550	6,644
Roller Bearing Holding, Inc. 0% 6/15/09 (d)(e)	-	22,220	12,443
Tenneco Automotive, Inc. 11.625% 10/15/09	B2	5,805	3,367
			42,995
Pollution Control - 1.6%
Allied Waste North America, Inc.:
7.375% 1/1/04	Ba3	2,570	2,339
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INDUSTRIAL MACHINERY & EQUIPMENT - continued
Pollution Control - continued
Allied Waste North America, Inc.: - continued
7.625% 1/1/06	Ba2	$ 18,995	$ 16,811
10% 8/1/09	B2	25,070	21,247
			40,397
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT			83,392
MEDIA & LEISURE - 23.2%
Broadcasting - 17.4%
360networks, Inc. 13% 5/1/08	B3	2,690	2,139
Adelphia Communications Corp.:
7.75% 1/15/09	B2	10,060	7,847
10.875% 10/1/10	B2	9,000	8,370
Ascent Entertainment Group, Inc. 0% 12/15/04 (d)	Ba1	22,890	18,884
Cable Satisfaction International, Inc. 12.75% 3/1/10	Caa1	13,120	9,184
Century Communications Corp. Series B, 0% 1/15/08	B2	32,355	12,295
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp. 8.625% 4/1/09	B2	32,540	29,286
Comcast UK Cable Partners Ltd. 0% 11/15/07 (d)	B2	27,900	25,110
Diamond Cable Communications PLC yankee:
0% 12/15/05 (d)	B2	3,260	2,942
0% 2/15/07 (d)	B2	18,920	14,190
Earthwatch, Inc. 0% 7/15/07 (d)	-	14,990	7,795
Fox Family Worldwide, Inc. 9.25% 11/1/07	B1	2,500	2,369
FrontierVision Holdings LP/FrontierVision Holdings Capital Corp. 0% 9/15/07 (d)	B2	24,990	20,804
FrontierVision Holdings LP/FrontierVision Holdings Capital II Corp. 0% 9/15/07 (d)	Caa1	5,000	4,163
Golden Sky DBS, Inc. 0% 3/1/07 (d)	Caa1	9,610	6,535
Golden Sky Systems, Inc. 12.375% 8/1/06	B3	18,345	19,721
Impsat Fiber Networks, Inc. 12.375% 6/15/08	B3	10,630	7,122
International Cabletel, Inc. 0% 2/1/06 (d)	B2	52,390	46,103
NorthPoint Communication Holdings, Inc. 12.875% 2/15/10	Caa1	10,550	9,917
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
MEDIA & LEISURE - continued
Broadcasting - continued
NTL Communications Corp. 11.5% 10/1/08	B3	$ 32,740	$ 29,302
NTL, Inc.:
0% 4/1/08 (d)	B3	51,395	28,781
10% 2/15/07	B2	3,070	2,671
Pegasus Communications Corp.:
9.625% 10/15/05	B3	2,620	2,555
12.5% 8/1/17	B3	19,250	20,020
Satelites Mexicanos SA de CV 10.125% 11/1/04	B3	7,960	5,015
Spectrasite Holdings, Inc.:
0% 4/15/09 (d)	B3	10,420	5,366
10.75% 3/15/10	B3	11,810	10,865
Telewest Communications PLC:
0% 4/15/09 (d)	B1	5,400	2,403
11.25% 11/1/08	B1	3,930	3,537
Telewest PLC:
yankee 9.625% 10/1/06	B1	2,560	2,099
11% 10/1/07	B1	13,767	12,390
United Pan-Europe Communications NV:
0% 11/1/09 (d)	B2	31,670	11,876
10.875% 11/1/07	B2	13,390	10,444
10.875% 8/1/09	B2	31,665	22,957
			425,057
Entertainment - 1.8%
AMC Entertainment, Inc. 9.5% 2/1/11	Caa3	5,450	2,562
Bally Total Fitness Holding Corp. 9.875% 10/15/07	B3	21,810	20,283
Cinemark USA, Inc. 8.5% 8/1/08	B2	7,465	3,061
Mandalay Resort Group:
9.5% 8/1/08	Ba2	3,385	3,453
10.25% 8/1/07	Ba3	5,450	5,586
MGM Mirage, Inc. 9.75% 6/1/07	Ba2	4,300	4,456
Premier Parks, Inc. 9.75% 6/15/07	B3	5,500	5,115
			44,516
Lodging & Gaming - 2.2%
HMH Properties, Inc. 7.875% 8/1/08	Ba2	22,315	20,530
Hollywood Casino Corp. 11.25% 5/1/07	B3	9,680	9,922
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
MEDIA & LEISURE - continued
Lodging & Gaming - continued
Horseshoe Gaming LLC 8.625% 5/15/09	B2	$ 12,750	$ 12,431
Host Marriott LP 8.375% 2/15/06	Ba2	12,040	11,558
			54,441
Publishing - 0.8%
Advanstar Communications, Inc. 9.25% 5/1/08	B2	14,960	15,110
Von Hoffman Press, Inc. 10.875% 5/15/07 (e)	B3	4,660	4,194
			19,304
Restaurants - 1.0%
Domino's, Inc. 10.375% 1/15/09	B3	16,190	14,409
NE Restaurant, Inc. 10.75% 7/15/08	B3	12,280	9,456
			23,865
TOTAL MEDIA & LEISURE			567,183
NONDURABLES - 0.2%
Foods - 0.2%
Del Monte Foods Co. 0% 12/15/07 (d)	Caa1	7,611	5,651
RETAIL & WHOLESALE - 1.3%
Drug Stores - 0.7%
Rite Aid Corp.:
6% 12/15/00 (e)	B3	8,000	7,760
10.5% 9/15/02 (e)	-	15,150	9,393
			17,153
General Merchandise Stores - 0.6%
Kmart Corp.:
7.95% 2/1/23	Baa3	5,190	3,218
8.375% 7/1/22	Baa3	4,502	2,926
12.5% 3/1/05	Baa3	9,880	9,386
			15,530
TOTAL RETAIL & WHOLESALE			32,683
Corporate Bonds - continued
Moody's Ratings (unaudited) (b))		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
SERVICES - 1.2%
Printing - 1.1%
American Color Graphics, Inc. 12.75% 8/1/05	Caa1	$ 16,420	$ 15,517
World Color Press, Inc. 7.75% 2/15/09	Baa3	13,500	12,353
			27,870
Services - 0.1%
Spin Cycle, Inc. 0% 5/1/05 (d)	-	15,960	1,915
TOTAL SERVICES			29,785
TECHNOLOGY - 6.6%
Computer Services & Software - 2.6%
Colo.com 13.875% 3/15/10 unit (e)	-	6,000	4,500
Concentric Network Corp. 12.75% 12/15/07	B	2,460	2,448
Covad Communications Group, Inc.:
0% 3/15/08 (d)	B3	8,240	2,225
12% 2/15/10	B3	14,450	6,719
12.5% 2/15/09	B3	2,621	1,284
Exodus Communications, Inc.:
10.75% 12/15/09	B3	10,000	9,200
11.625% 7/15/10 (e)	B3	15,000	14,100
Federal Data Corp. 10.125% 8/1/05	B3	9,170	9,812
InterAct Operating Co., Inc. 14% 8/1/03 pay-in-kind	-	3,234	420
PSINet, Inc.:
10% 2/15/05	B3	4,726	2,339
10.5% 12/1/06	B3	19,820	9,514
			62,561
Computers & Office Equipment - 0.2%
Globix Corp. 12.5% 2/1/10	B-	10,000	5,500
Electronic Instruments - 0.2%
Telecommunications Techniques Co. LLC 9.75% 5/15/08	B3	6,960	6,194
Electronics - 3.6%
ChipPAC International Ltd. 12.75% 8/1/09	B3	21,520	21,466
Fairchild Semiconductor Corp. 10.125% 3/15/07	B2	17,430	16,907
Intersil Corp. 13.25% 8/15/09	B1	6,552	7,535
Knowles Electronics Holdings, Inc. 13.125% 10/15/09	B3	5,120	4,710
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
TECHNOLOGY - continued
Electronics - continued
Micron Technology, Inc. 6.5% 9/30/05 (g)	B3	$ 21,000	$ 17,430
Viasystems, Inc. 9.75% 6/1/07	B3	21,523	19,263
			87,311
TOTAL TECHNOLOGY			161,566
TRANSPORTATION - 0.7%
Railroads - 0.6%
TFM SA de CV:
0% 6/15/09 (d)	B2	7,605	5,590
10.25% 6/15/07	B2	8,980	8,262
			13,852
Shipping - 0.1%
MC Shipping, Inc. 11.25% 3/1/08	B3	3,840	2,688
TOTAL TRANSPORTATION			16,540
UTILITIES - 16.2%
Cellular - 8.8%
Crown Castle International Corp. 10.75% 8/1/11	B3	7,885	8,043
CTI Holdings SA 0% 4/15/08 (d)	B1	13,000	6,630
Echostar Broadband Corp. 10.375% 10/1/07 (e)	B3	30,000	30,000
McCaw International Ltd. 0% 4/15/07 (d)	Caa1	65,360	45,752
Millicom International Cellular SA 0% 6/1/06 (d)	Caa1	35,924	28,739
Nextel Communications, Inc.:
9.375% 11/15/09	B1	30,000	28,950
12% 11/1/08	B1	18,610	19,727
Nextel International, Inc.:
0% 4/15/08 (d)	Caa1	33,720	20,232
12.75% 8/1/10 (e)	Caa1	24,865	22,876
TeleCorp PCS, Inc. 10.625% 7/15/10	B3	4,870	4,833
			215,782
Electric Utility - 0.6%
AES Corp.:
8.5% 11/1/07	Ba3	4,425	4,160
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utility - continued
AES Corp.: - continued
9.5% 6/1/09	Ba1	$ 2,000	$ 2,040
CMS Energy Corp.:
8.125% 5/15/02	Ba3	3,370	3,315
9.875% 10/15/07	Ba3	4,330	4,362
			13,877
Telephone Services - 6.8%
Alestra SA de RL de CV 12.625% 5/15/09	B2	8,950	7,563
Call-Net Enterprises, Inc.:
0% 5/15/09 (d)	B2	14,450	3,468
8% 8/15/08	B2	14,845	5,938
Focal Communications Corp. 11.875% 1/15/10	B3	2,375	1,805
Global Crossing Holdings Ltd. 9.125% 11/15/06	Ba2	7,000	6,720
Hermes Europe Railtel BV 10.375% 1/15/09	B3	4,000	2,000
Hyperion Telecommunications, Inc.:
12% 11/1/07	Caa1	4,000	2,200
12.25% 9/1/04	B3	2,000	1,660
ICG Holdings, Inc.:
0% 5/1/06 (d)	Caa1	3,180	477
13.5% 9/15/05	Caa1	4,800	816
ICG Services, Inc. 0% 2/15/08 (d)	Caa1	5,940	950
Intermedia Communications, Inc. 0% 7/15/07 (d)	B2	2,000	1,650
KMC Telecom Holdings, Inc.:
0% 2/15/08 (d)	Caa2	3,950	553
13.5% 5/15/09	Caa2	17,860	5,537
Level 3 Communications, Inc. 11% 3/15/08	B3	21,490	19,395
McLeodUSA, Inc. 8.125% 2/15/09	B2	3,800	3,306
NEXTLINK Communications, Inc.:
10.5% 12/1/09	B2	10,290	8,901
10.75% 6/1/09	B2	16,240	14,291
Ono Finance PLC 13% 5/1/09	Caa1	7,460	5,744
Rhythms NetConnections, Inc.:
Series B, 14% 2/15/10	B3	10,000	4,600
12.75% 4/15/09	B3	4,820	2,217
Teligent, Inc.:
0% 3/1/08 (d)	Caa1	23,095	5,312
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Telephone Services - continued
Teligent, Inc.: - continued
11.5% 12/1/07	Caa1	$ 18,510	$ 7,404
WinStar Communications, Inc.:
0% 4/15/10 (d)	B3	13,000	4,160
12.5% 4/15/08	B3	7,750	5,696
12.75% 4/15/10	B3	60,240	43,373
			165,736
TOTAL UTILITIES			395,395
TOTAL NONCONVERTIBLE BONDS			1,635,812
TOTAL CORPORATE BONDS (Cost $1,983,965)			1,694,064
Asset-Backed Securities - 0.6%

Airplanes pass through trust 10.875% 3/15/19 (Cost $17,364)	Ba2	18,184	13,456
Commercial Mortgage Securities - 0.5%

Structured Asset Securities Corp. Series 1996-CFL Class G, 7.75% 2/25/28 (e) (Cost $10,654)	BB	13,040	12,135
Common Stocks - 4.2%
	Shares
BASIC INDUSTRIES - 0.0%
Chemicals & Plastics - 0.0%
Trivest 1992 Special Fund Ltd. (h)	13.7	813
Metals & Mining - 0.0%
Metals USA, Inc.	47,100	132
TOTAL BASIC INDUSTRIES		945
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSTRUCTION & REAL ESTATE - 0.5%
Building Materials - 0.5%
American Standard Companies, Inc. (a)	242,100	$ 11,106
Real Estate Investment Trusts - 0.0%
Swerdlow Real Estate Group, Inc.:
Class A (g)	79,800	0
Class B (g)	19,817	0
		0
TOTAL CONSTRUCTION & REAL ESTATE		11,106
DURABLES - 0.1%
Textiles & Apparel - 0.1%
Arena Brands Holdings Corp. Class B	143,778	3,594
FINANCE - 0.0%
Savings & Loans - 0.0%
Golden State Bancorp, Inc. litigation warrants 12/31/00 (a)	87,800	115
Securities Industry - 0.0%
ECM Corp. LP (a)(e)	5,400	454
TOTAL FINANCE		569
INDUSTRIAL MACHINERY & EQUIPMENT - 0.2%
Terex Corp. (a)	349,500	4,303
MEDIA & LEISURE - 1.9%
Broadcasting - 1.9%
Cable Satisfaction International, Inc. warrants 3/1/10 (a)	13,120	0
EchoStar Communications Corp. Class A (a)	1,000,360	45,266
		45,266
RETAIL & WHOLESALE - 0.8%
Grocery Stores - 0.8%
Pathmark Stores, Inc. (a)	1,115,028	17,492
Pathmark Stores, Inc. warrants 9/19/10 (a)	548,674	2,469
		19,961
SERVICES - 0.0%
Spin Cycle, Inc. warrants 5/1/05 (a)(e)	15,960	0
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TECHNOLOGY - 0.5%
Computer Services & Software - 0.0%
Interact Systems, Inc.:
warrants 8/1/03 (a)(e)	5,650	$ 0
warrants 12/21/09 (a)	5,650	0
		0
Electronics - 0.5%
Fairchild Semiconductor International, Inc. Class A (a)	333,000	7,014
Intersil Holding Corp. Class A	128,678	6,169
		13,183
TOTAL TECHNOLOGY		13,183
UTILITIES - 0.2%
Cellular - 0.1%
Loral Orion Network Systems, Inc. warrants 1/15/07 (CV ratio .47) (a)	15,350	35
McCaw International Ltd. warrants 4/16/07 (a)(e)	64,950	974
		1,009
Telephone Services - 0.1%
AT&T Latin America Corp. (a)	298,900	2,130
Ono Finance PLC rights 5/31/09 (a)(e)	7,460	52
WinStar Communications, Inc. (a)	25,000	488
		2,670
TOTAL UTILITIES		3,679
TOTAL COMMON STOCKS (Cost $123,433)		102,606
Preferred Stocks - 18.9%

Convertible Preferred Stocks - 0.1%
FINANCE - 0.1%
Credit & Other Finance - 0.1%
Host Marriott Financial Trust $3.375 QUIPS (e)	23,200	841
MEDIA & LEISURE - 0.0%
Broadcasting - 0.0%
Earthwatch, Inc. $8.50 (e)	735,935	184
Preferred Stocks - continued
	Shares	Value (Note 1) (000s)
Convertible Preferred Stocks - continued
TECHNOLOGY - 0.0%
Computer Services & Software - 0.0%
Interact Systems, Inc. 14.00%	5,650	$ 45
TOTAL CONVERTIBLE PREFERRED STOCKS		1,070
Nonconvertible Preferred Stocks - 18.8%
CONSTRUCTION & REAL ESTATE - 0.9%
Real Estate Investment Trusts - 0.9%
California Federal Preferred Capital Corp. $2.2812	566,190	12,598
Swerdlow Real Estate Group, Inc.:
junior (g)	19,817	0
mezzanine (g)	79,800	29
senior (g)	79,800	8,816
		21,443
FINANCE - 0.4%
Insurance - 0.4%
American Annuity Group Capital Trust II 8.875%	10,430	9,938
MEDIA & LEISURE - 7.7%
Broadcasting - 6.3%
Adelphia Communications Corp. $13.00	46,066	4,146
Benedek Communications Corp. $11.50 pay-in-kind	11,330	5,665
Citadel Broadcasting Co. Series B, 13.25% pay-in-kind	52,182	5,009
CSC Holdings, Inc.:
Series H, 11.75% pay-in-kind	421,836	45,558
Series M, 11.125% pay-in-kind	799,033	84,697
Granite Broadcasting Corp. 12.75% pay-in-kind	18,662	9,704
		154,779
Publishing - 1.4%
PRIMEDIA, Inc.:
$9.20	108,856	8,926
8.625%	97,102	7,865
Series D, $10.00	193,670	16,849
		33,640
TOTAL MEDIA & LEISURE		188,419
Preferred Stocks - continued
	Shares	Value (Note 1) (000s)
Nonconvertible Preferred Stocks - continued
TECHNOLOGY - 0.0%
Computers & Office Equipment - 0.0%
Ampex Corp. 8% non-cumulative	698	$ 1,089
UTILITIES - 9.8%
Cellular - 6.1%
Nextel Communications, Inc.:
11.125% pay-in-kind	103,122	95,385
Series D, 13% pay-in-kind	54,347	54,075
		149,460
Telephone Services - 3.7%
Adelphia Business Solution, Inc. Series B, $12.875 pay-in-kind	23,097	9,239
Broadwing Communications, Inc. Series B, $12.50 pay-in-kind	44,048	43,608
Intermedia Communications, Inc. 13.5% pay-in-kind	3,649	3,102
XO Communications, Inc. $7.00 pay-in-kind	858,669	34,347
		90,296
TOTAL UTILITIES		239,756
TOTAL NONCONVERTIBLE PREFERRED STOCKS		460,645
TOTAL PREFERRED STOCKS (Cost $509,067)		461,715
Cash Equivalents - 4.7%
	Maturity Amount (000s)	Value (Note 1) (000s)
Investments in repurchase agreements (U.S. Treasury Obligations), in a joint trading account at:
6.55%, dated 10/31/00 due 11/1/00	$ 2,266	$ 2,266
6.56%, dated 10/31/00 due 11/1/00	113,530	113,509
TOTAL CASH EQUIVALENTS (Cost $115,775)		115,775
TOTAL INVESTMENT PORTFOLIO - 98.1% (Cost $2,760,258)		2,399,751
NET OTHER ASSETS - 1.9%		46,902
NET ASSETS - 100%		$ 2,446,653
Security Type Abbreviations
QUIPS	-	Quarterly Income Preferred Securities
Legend
(a) Non-income producing
(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(c) Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $190,436,000 or 7.8% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Micron Technology, Inc. 6.5% 9/30/05	3/3/99 - 7/15/99	$ 16,635
Swerdlow Real Estate Group, Inc. Class A	1/15/99	$ 11
Swerdlow Real Estate Group, Inc. Class B	1/15/99	$ 3
Swerdlow Real Estate Group, Inc. junior	1/15/99	$ 3
Swerdlow Real Estate Group, Inc. mezzanine	1/15/99	$ 79
Swerdlow Real Estate Group, Inc. senior	1/15/99	$ 7,619
(h) Share amount represents number of units held.
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	0.0%	AAA, AA, A	0.0%
Baa	1.2%	BBB	0.8%
Ba	8.9%	BB	10.2%
B	47.9%	B	48.7%
Caa	10.7%	CCC	6.5%
Ca, C	0.2%	CC, C	0.0%
		D	0.1%
The percentage not rated by Moody's or S&P amounted to 1.6%. FMR has determined that unrated debt securities that are lower quality account for 1.6% of the total value of investment in securities.
Income Tax Information

At October 31, 2000, the aggregate
cost of investment securities for income
tax purposes was $2,761,704,000. Net unrealized depreciation aggregated $361,953,000 of which $95,300,000 related to appreciated investment securities and $457,253,000 related to depreciated investment securities.

The fund intends to elect to defer to its fiscal year ending April 30, 2001 approximately $74,660,000 of losses recognized during the period November 1, 1999 to April 30, 2000.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	October 31, 2000 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $115,775) (cost $2,760,258) - See accompanying schedule		$ 2,399,751
Cash		18
Receivable for investments sold		30,257
Receivable for fund shares sold		1,702
Dividends receivable		3,273
Interest receivable		46,936
Redemption fees receivable		4
Other receivables		139
Total assets		2,482,080
Liabilities
Payable for investments purchased	$ 21,473
Payable for fund shares redeemed	7,524
Distributions payable	4,833
Accrued management fee	1,222
Other payables and accrued expenses	375
Total liabilities		35,427
Net Assets		$ 2,446,653
Net Assets consist of:
Paid in capital		$ 3,062,813
Undistributed net investment income		134,989
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(390,642)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(360,507)
Net Assets, for 242,652 shares outstanding		$ 2,446,653
Net Asset Value, offering price and redemption price per share ($2,446,653 ÷ 242,652 shares)		$10.08

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended October 31, 2000 (Unaudited)
Investment Income Dividends		$ 28,831
Interest		128,524
Total income		157,355
Expenses
Management fee	$ 7,987
Transfer agent fees	1,730
Accounting fees and expenses	356
Non-interested trustees' compensation	5
Custodian fees and expenses	39
Registration fees	23
Audit	21
Legal	11
Miscellaneous	1
Total expenses before reductions	10,173
Expense reductions	(32)	10,141
Net investment income		147,214
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		(313,880)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(29,956)
Assets and liabilities in foreign currencies	(1)	(29,957)
Net gain (loss)		(343,837)
Net increase (decrease) in net assets resulting from operations		$ (196,623)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2000 (Unaudited)	Year ended April 30, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 147,214	$ 317,511
Net realized gain (loss)	(313,880)	(44,324)
Change in net unrealized appreciation (depreciation)	(29,957)	(424,763)
Net increase (decrease) in net assets resulting from operations	(196,623)	(151,576)
Distributions to shareholders From net investment income	(115,982)	(270,396)
In excess of net realized gain	-	(24,187)
Return of capital	-	(23,280)
Total distributions	(115,982)	(317,863)
Share transactions Net proceeds from sales of shares	220,063	1,041,729
Reinvestment of distributions	84,106	237,134
Cost of shares redeemed	(535,861)	(1,195,890)
Net increase (decrease) in net assets resulting from share transactions	(231,692)	82,973
Redemption fees	737	2,436
Total increase (decrease) in net assets	(543,560)	(384,030)
Net Assets
Beginning of period	2,990,213	3,374,243
End of period (including undistributed net investment income of $134,989 and $103,757, respectively)	$ 2,446,653	$ 2,990,213
Other Information Shares
Sold	20,212	86,188
Issued in reinvestment of distributions	7,831	19,618
Redeemed	(49,609)	(99,571)
Net increase (decrease)	(21,566)	6,235

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended October 31, 2000	Years ended April 30,
	(Unaudited)	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 11.320	$ 13.080	$ 13.640	$ 12.480	$ 12.510	$ 11.990
Income from Invest- ment Operations Net investment income	.577 D	1.192D	1.153D	1.133D	1.054D	1.099
Net realized and unrealized gain (loss)	(1.365)	(1.763)	(.344)	1.431	.192	.723
Total from investment operations	(.788)	(.571)	.809	2.564	1.246	1.822
Less Distributions
From net investment income	(.455)	(1.017) F	(1.083)	(1.100)	(1.033)	(1.190)
From net realized gain	-	-	(.300)	(.310)	(.250)	(.087)
In excess of net realized gain	-	(.093) F	-	-	-	(.033)
Return of capital	-	(.088)	-	-	-	-
Total distributions	(.455)	(1.198)	(1.383)	(1.410)	(1.283)	(1.310)
Redemption fees added to paid in capital	.003	.009	.014	.006	.007	.008
Net asset value, end of period	$ 10.080	$ 11.320	$ 13.080	$ 13.640	$ 12.480	$ 12.510
Total Return B, C	(7.12)%	(4.48)%	6.91%	21.62%	10.57%	16.06%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 2,447	$ 2,990	$ 3,374	$ 3,139	$ 1,890	$ 1,355
Ratio of expenses to average net assets	.73% A	.75%	.80%	.80%	.80%	.80%
Ratio of expenses to average net assets after expense reductions	.72% A, E	.74% E	.80%	.80%	.80%	.79% E
Ratio of net invest- ment income to average net assets	10.52% A	9.85%	9.20%	8.57%	8.51%	8.85%
Portfolio turnover rate	61% A	50%	68%	85%	102%	170%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

F The amounts shown reflect certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2000 (Unaudited)

1. Significant Accounting Policies.

Fidelity High Income Fund (the fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Investment Income. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. The fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees of the fund. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Dividends are declared daily and paid monthly from net investment income. Distributions to shareholders from realized capital gains on investments, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, paydown gains/losses on certain securities, market discount, partnerships, non-taxable dividends, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

For the period ended April 30, 2000, the fund's distributions exceeded the aggregate amount of taxable income and net realized gains resulting in a return of capital. This was due to reductions in taxable income available for distribution after certain distributions had been made.

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 270 days are subject to a short-term trading fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Foreign Currency Contracts. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating funds.

Restricted Securities. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $26,275,000 or 1.1% of net assets.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $807,862,000 and $1,099,616,000, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .45%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .58% of average net assets.

Sub-Adviser Fee. Beginning January 1, 2001, FMR Co. (FMRC) will serve as sub-adviser for the fund. FMRC is a wholly owned subsidiary of FMR and will receive a fee from FMR of 50% of the management fee payable to FMR with respect to that portion of the fund's assets that will be managed by FMRC.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .12% of average net assets.

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $23,000 for the period.

5. Interfund Lending Program.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which loans were outstanding amounted to $4,546,000. The weighted average interest rate was 6.62%. Interest earned from the interfund lending program amounted to $7,000 and is included in interest income on the Statement of Operations. At period end there were no interfund loans outstanding.

6. Expense Reductions.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $16,000 under this arrangement.

In addition, through an arrangement with the fund's transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's transfer agent fees were reduced by $16,000 under this arrangement.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)
Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6I

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6R

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research Company Boston, MA

Investment Sub-Advisers

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Frederick D. Hoff Jr., Vice President

Robert A. Lawrence, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

Advisory Board

J. Michael Cook

Abigail P. Johnson

Marie L. Knowles

General Distributor

Fidelity Distributors Corporation

Boston, MA

* Independent trustees

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Fidelity's Taxable Bond Funds

Capital & Income

Ginnie Mae

Government Income

High Income

Intermediate Bond

Intermediate Government Income

International Bond

Investment Grade Bond

New Markets Income

Short-Term Bond

Spartan® Government Income

Spartan Investment Grade Bond

Strategic Income

Target TimelineSM  2001 & 2003

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

SPH-SANN-1200 118642
1.538299.103